      As filed with the Securities and Exchange Commission on September 15, 1998


                                                Securities Act File No. 33-20827
                                        Investment Company Act File No. 811-5518
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
              Pre-Effective Amendment No. __                                 [_]

                Post-Effective Amendment No. 59                              [X]

                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


                             Amendment No. 61                              [X]

                              __________________

                              THE RBB FUND, INC.


          (Government Securities Portfolio: RBB Family Class; BEA International Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA High Yield Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA Emerging Markets Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA U.S. Core Equity Portfolio: BEA Class and BEA Advisor Class; BEA U.S. Core Fixed Income Portfolio: BEA Class and Advisor Class; BEA Strategic Global Fixed Income Portfolio: BEA Class; BEA Municipal Bond Fund Portfolio:
BEA Class; BEA Balanced Fund Portfolio: BEA Class; BEA Short Duration Portfolio:
BEA Class; BEA Global Telecommunications Portfolio: BEA Investor Class and BEA Advisor Class; BEA Long-Short Market Neutral Fund: BEA Class and BEA Advisor Class; BEA Long-Short Equity Fund: BEA Class and BEA Advisor Class; BEA Select Economic Value Equity Fund: BEA Class and BEA Advisor Class; ni Micro Cap Fund: ni Class; ni Growth Fund: ni Class; ni Growth & Value Fund: ni Class; ni Larger Cap Value Fund: ni Class; ni Small Cap Value Fund: ni Class; Boston Partners Large Cap Value Fund: Boston Partners Advisor Class, Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Mid Cap Value Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Bond Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Micro Cap Value Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Market Neutral Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Long-Short Equity Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Schneider Small Cap Value Fund; Money Market Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Municipal Money Market
Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Government Obligations Money Market Portfolio: Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; New York Municipal Money Market
Portfolio: Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class)

     -------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)
                        Bellevue Park Corporate Center
                        400 Bellevue Parkway, Suite 100
                             Wilmington, DE 19809
                   (Address of Principal Executive Offices)

                Registrant's Telephone Number:  (302) 792-2555

                                  Copies to:

GARY M. GARDNER, ESQUIRE                       MICHAEL P. MALLOY, ESQUIRE
PNC Bank, National Association                 Drinker Biddle & Reath LLP
1600 Market Street, 28th Floor                 1100 PNB Building
Philadelphia, PA 19103                         1345 Chestnut Street
(Name and Address of Agent for Service)        Philadelphia, PA  19107-3496


     It is proposed that this filing will become effective (check appropriate box)
           [ ]  immediately upon filing pursuant to paragraph (b)
           [ ]  on (date) pursuant to paragraph (b)
           [ ]  60 days after filing pursuant to paragraph (a)(1)
           [ ]  on (date) pursuant to paragraph (a)(1)
           [X]  75 days after filing pursuant to paragraph (a)(2)
           [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485
     If appropriate, check the following box:
           [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                Title of Securities Being Registered:
                            Class MMM Common Stock


                The purpose of this Post-Effective Amendment is to register one new portfolio of Registrant and its shares.

                              THE RBB FUND, INC.

                       N/I NUMERIC SMALL CAP VALUE FUND


                             CROSS REFERENCE SHEET
                             ---------------------

Form N-1A Item                               Location
--------------                               --------

     Part A                                   Prospectus

1.   Cover Page.............................. Cover Page

2.   Synopsis................................ Annual Fund Operating Expenses

3.   Condensed Financial Information......... Expense Table

4.   General Description of Registrant....... Cover Page; Investment Objectives
                                              and Policies; Investment
                                              Limitations; Risk Factors;
                                              Additional Investment Policies

5.   Management of the Fund.................. Management

6.   Capital Stock and Other Securities...... Cover Page; Dividends and
                                              Distributions; Multi-Class
                                              Structure; Description of Shares

7.   Purchase of Securities Being Offered.... How to Purchase Shares; Net Asset
                                              Value

8.   Redemption or Repurchase................ How to Redeem and Exchange Shares;
                                              Net Asset Value

9.   Legal Proceedings....................... Not applicable

                     N/I NUMERIC INVESTORS family of funds



                  N/I NUMERIC INVESTORS Small Cap Value Fund



                        _______________________________

                      advised by NUMERIC INVESTORS LP(R)
                        _______________________________



                                                                      Prospectus

                                                              _________ __, 1998

          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----

INTRODUCTION...............................................................
INVESTMENT OBJECTIVE AND POLICIES..........................................
INVESTMENT LIMITATIONS.....................................................
MANAGEMENT.................................................................
FUND TRANSACTIONS..........................................................
HOW TO PURCHASE SHARES.....................................................
HOW TO REDEEM SHARES.......................................................
NET ASSET VALUE............................................................
DIVIDENDS AND DISTRIBUTIONS................................................
TAXES......................................................................
DESCRIPTION OF SHARES......................................................
OTHER INFORMATION..........................................................
APPENDIX A  PERFORMANCE BENCHMARKS.........................................  A-1


                              INVESTMENT ADVISER
                            Numeric Investors L.P.
                           Cambridge, Massachusetts

                                   CUSTODIAN
                            Custodial Trust Company
                             Princeton, New Jersey

        CO-ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                                   PFPC Inc.
                             Wilmington, Delaware

                               CO-ADMINISTRATOR
                      Bear Stearns Funds Management Inc.
                              New York, New York

                         ADMINISTRATIVE SERVICES AGENT
                         Provident Distributors, Inc.
                        West Conshohocken, Pennsylvania

                                  DISTRIBUTOR
                         Provident Distributors, Inc.
                        West Conshohocken, Pennsylvania

                                    COUNSEL
                          Drinker Biddle & Reath LLP
                          Philadelphia, Pennsylvania

                            INDEPENDENT ACCOUNTANTS
                          PricewaterhouseCoopers LLP
                          Philadelphia, Pennsylvania

                     N/I NUMERIC INVESTORS family of funds
                                      of
                              The RBB Fund, Inc.

     The N/I NUMERIC INVESTORS family of funds consists of five classes of common stock of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares ("Shares") offered by this Prospectus represent interests in the N/I NUMERIC INVESTORS Small Cap Value Fund (the "Fund"), one of the investment portfolios of RBB. The investment objective of the Fund is as follows:

          N/I NUMERIC INVESTORS SMALL CAP VALUE FUND - to provide long-term capital appreciation. The Fund invests generally in common stock of companies with smaller ($1.5 billion or less) market capitalizations. The stock selection process for this Fund is primarily determined by the value stock model which seeks to identify companies whose securities have market valuations that are lower than the average market valuations of securities, as measured by such characteristics as price to earnings ratios and price to book ratios. Also considered, but of less importance, is the growth stock model which seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company.

IMPORTANT FUND CLOSING INFORMATION

     NUMERIC INVESTORS L.P. ("NUMERIC"), THE FUND'S INVESTMENT ADVISER, WILL MONITOR THE FUND'S TOTAL ASSETS AND MAY CLOSE THE FUND AT ANY TIME TO NEW INVESTMENT DUE TO CONCERNS THAT AN INCREASE IN THE SIZE OF THE FUND MAY ADVERSELY AFFECT THE IMPLEMENTATION OF NUMERIC'S INVESTMENT STRATEGY. NUMERIC MAY ALSO CHOOSE TO REOPEN A CLOSED FUND TO NEW INVESTMENT AT ANY TIME, AND MAY SUBSEQUENTLY CLOSE SUCH FUND AGAIN SHOULD CONCERNS REGARDING FUND SIZE RECUR.

     Shares of the N/I NUMERIC INVESTORS family of funds are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank and shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in N/I NUMERIC INVESTORS family of funds Shares involve investment risks, including the possible loss of principal.

     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated ____________, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. The Prospectus and Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov). It may also be obtained free of charge by calling (800) NUMERIC [(800) 686-3742].

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS                                               ____________, 1998

INTRODUCTION

RBB is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and is currently operating or proposing to operate twenty-___ separate investment portfolios. The class of Shares offered by this Prospectus represents interests in the N/I NUMERIC INVESTORS Small Cap Value Fund, one of five investment portfolios of N/I NUMERIC INVESTORS family of funds. The other portfolios are: N/I NUMERIC INVESTORS Micro Cap Fund; N/I NUMERIC INVESTORS Growth Fund; N/I NUMERIC INVESTORS Growth & Value Fund; and N/I NUMERIC INVESTORS Larger Cap Value Fund. RBB was incorporated under the laws of the State of Maryland on February 29, 1988.

WHO SHOULD INVEST:  LONG-TERM INVESTORS SEEKING CAPITAL APPRECIATION

The Fund is intended for investors who are seeking long-term capital appreciation, and who do not need to earn current income from their investment in the Fund. The net asset value per share of Shares representing interests in the Funds will fluctuate as the value of the portfolio securities change in response to changing market prices and other factors. Because of the risks associated with common stock investments, the Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements. The type of stocks held by the Fund may be more volatile than stocks of larger companies. Investors should be able to tolerate sudden, sometimes substantial fluctuations in the value of their investment. Investors who engage in excessive account activity generate additional costs that are borne by all of the Fund's shareholders. In order to minimize such costs, the Fund reserves the right to reject any purchase request (including exchange purchases from other N/I NUMERIC INVESTORS Funds) that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by the investor. Additionally, the Fund has adopted exchange privilege limitations permitting three exchanges per year as described in the section "Exchange Privilege Limitations." Finally, the Fund reserves the right to suspend the offering of its shares.

Because of these risks, the Fund should not be considered a complete investment program. Most investors should maintain diversified holdings of securities with different risk characteristics--including common stocks, bonds and money market instruments. Investors may wish to purchase shares on a regular, periodic basis (Automatic Investing), rather than investing in one lump sum, in order to reduce the risk of investing all their monies in common stocks at a particularly unfavorable time. Investors may also wish to complement an investment in the Fund with other types of common stock investments.

FUND MANAGEMENT

Numeric serves as the investment adviser to the Fund. Numeric specializes in the active management of U.S. equity portfolios using internally developed quantitative stock selection and portfolio risk-control techniques, and currently has over $4.3 billion in assets under management for individual, limited partnership, mutual fund, pension plan and endowment accounts.

THE FUND

The investment objective and policies of the Fund are summarized in the table below. There is no assurance that the Fund will achieve its investment objective.

    N/I                               INVESTMENT                               PERFORMANCE
  NUMERIC                          OBJECTIVE/POLICY                            BENCHMARK*
 INVESTORS
    FUND
----------------------------------------------------------------------------------------------
Small Cap      Objective is to provide long-term capital appreciation.     Russell 2000 Value
Value          The Fund invests generally in common stock of companies     Index
               with smaller ($1.5 billion or less) market
               capitalizations. The stock selection process for this
               Fund is primarily determined by the value stock model
               which seeks to identify companies whose securities have
               market valuations that are lower than the average market
               valuations of securities, as measured by such
               characteristics as price to earnings ratios and price to
               book ratios. Also considered, but of less importance, is
               the growth stock model which seeks to identify companies
               whose earnings per share are improving more rapidly than
               the earnings per share of the average company.

_____________
* For more information on the Fund's benchmark, see Appendix A at the back of this prospectus.

FEE TABLE

The following table illustrates all expenses and fees (after expected fee waivers and expense reimbursements) that a shareholder would incur in the Fund. The expenses and fees in the table for the N/I NUMERIC INVESTORS Small Cap Value Fund are based on expenses expected to be incurred for the fiscal year ended August 31, 1999.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as
percentage of offering price)                      NONE
Sales Charge Imposed on Reinvested Dividends       NONE
Redemption Fees                                    NONE
Exchange Fees/1/                                   NONE
_____________

1 Exchanges are limited to three (3) per year. See "How to Purchase Shares -- Exchange Privilege Limitations."

                        Annual Fund Operating Expenses
                    (as a percentage of average net assets)

                                                                     SMALL CAP
                                                                     VALUE FUND
                                                                     ----------

Management Fees (after waivers)/1/...................................   0.34 %
12b-1 Fees...........................................................   None
Other Expenses  (after waivers and reimbursements)/1/................   0.66 %
Total Fund Operating Expenses, (after waivers and reimbursements)/1/.   1.00 %
                                                                        =====
__________________

/1/ Before expense reimbursements and waivers, Management Fees would be 0.75%, Other Expenses would be 0.75% and Total Fund Operating Expenses would be 1.50%.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                                            ONE     THREE
                                            YEAR    YEARS
                                            ----    -----
Small Cap Value...........................  $10      $32

The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RETURN OR OPERATING EXPENSES AND ACTUAL INVESTMENT RETURN OR OPERATING EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and a voluntary waiver of Management Fees for the Fund through the current fiscal year. There can be no assurance that any future expense reimbursements and waivers (if any) of Management Fees will not vary from the figures reflected in the Fee Table. Fee waivers and Expense reimbursements will have the effect of lowering the Fund's overall expense ratio and increasing its yield or total return to investors. "Other Expenses" for the Fund are based on estimated amounts for the current fiscal year.

OFFERING PRICES

Shares of the N/I NUMERIC INVESTORS Small Cap Value Fund are offered to the public. Purchase orders receive the next determined net asset value after receipt of an order in proper form by PFPC Inc. ("PFPC"), the Fund's transfer agent. THE SHARES ARE OFFERED ON A NO-LOAD

BASIS: THERE IS NO SALES CHARGE IMPOSED ON PURCHASES OF SHARES, NOR ARE THE SHARES SUBJECT TO A DISTRIBUTION ("12B-1") FEE.

MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS

The minimum initial investment for the Fund is $3,000. Subsequent investments must be $100 or more. The minimum initial investment for an Automatic Investment Plan is $1,000 with minimum monthly payments of $100. The minimum investment for Individual Retirement Accounts ("IRAs"), or pension, profit-sharing or other employee benefit plans is $1,000 and minimum subsequent investments are $100. See "How to Purchase Shares."

EXCHANGES

Shares of a N/I NUMERIC INVESTORS fund may be exchanged up to three (3) times per year for Shares of another N/I NUMERIC INVESTORS fund that is not closed to new investment at the net asset value next determined after receipt by PFPC of an exchange request. In addition, RBB reserves the right to impose an administrative charge for each exchange or to reject any exchange request that is reasonably deemed to be disruptive to efficient portfolio management. See "How to Purchase Shares--Exchange Privilege" and "Exchange Privilege Limitation."

REDEMPTION PRICE

Shares generally may be redeemed at any time at their net asset value next determined after receipt by PFPC of a redemption request. See "How to Redeem Shares."

RISK FACTORS TO CONSIDER

An investment in the Fund is subject to certain risks, as set forth in detail under "Investment Objective and Policies." As with other mutual funds, there can be no assurance that the Fund will achieve its objective. In addition to its principal investment strategy, the Fund, to the extent set forth under "Investment Objective and Policies," may engage in the following investment practices: short sales, borrowings, the lending of portfolio securities, and options and futures transactions. All of these transactions involve certain special risks, as set forth under "Investment Objective and Policies." In addition, the Fund may be subject to a high portfolio turnover rate. See "Investment Objective and Policies--Portfolio Turnover" and "Taxes."

SHAREHOLDER INQUIRIES

For questions regarding shareholder accounts, call toll-free: 1-800-348-5031. Any questions regarding (i) new or existing accounts or (ii) purchases or redemptions should be directed to PFPC by writing to it at:

          N/I NUMERIC INVESTORS family of funds
          c/o PFPC Inc.
          Bellevue Park Corporate Center

          400 Bellevue Parkway
          Wilmington, Delaware  19809

For overnight deliveries:

          N/I NUMERIC INVESTORS family of funds
          c/o PFPC Inc.
          Bellevue Park Corporate Center
          400 Bellevue Parkway, Suite 108
          Wilmington, Delaware  19809

or by calling PFPC toll-free at:

          1-800-348-5031.

To request a prospectus, call toll-free:

          1-800 NUMERIC 1-800-686-3742.

For any other questions, call toll-free:

          1-800-NUMERIC 1-800-686-3742.

To reach Numeric and the Fund on the Internet: Information is available on the Internet through the World Wide Web. Shareholders and investment professionals may obtain information on Numeric and the Fund by accessing:

          http://www.numeric.com

To reach Numeric through e-mail:

          info@numeric.com

INVESTMENT OBJECTIVE AND POLICIES

To meet its investment objective, the Fund employs a specific investment style, as described below. There is no assurance that the Fund will achieve its investment objective.

The investment objective of the N/I NUMERIC INVESTORS Small Cap Value Fund is to provide long-term capital appreciation. The Fund invests generally in common stock of companies with smaller ($1.5 billion or less) capitalizations, although it may also invest in middle market-capitalization companies. It may also hold securities which are convertible into common stock, fixed income securities and money market securities. Under normal circumstances, the Fund invests at least 65% of its total assets in common stock of companies with market capitalizations of $1.5 billion or less. Numeric determines its stock selection decisions for the Fund primarily on the basis of its value stock model which seeks to identify companies whose securities have market valuations which are lower than the average market valuations of securities, as measured by such characteristics as price to earnings ratios and price to book ratios. Also considered, but of less importance, is the growth stock model which seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company.

NUMERIC'S INVESTMENT STYLE. Numeric employs a quantitative approach to investment management. Numeric relies on proprietary quantitative computer models utilizing internally developed computer technology and financial databases to assist in the stock selection process. Numeric's proprietary models are capable of ranking a large universe of eligible investments using a wide array of financial data such as market price, book value, earnings, cash flow and earnings growth rates. The models also evaluate the degree to which independent research analysts are changing their earnings forecasts for the companies they follow. The models are broadly classified into two types:
Numeric's value stock model seeks to identify companies whose securities have market valuations that are lower than the average market valuation of securities, as measured by characteristics including price to earnings ratios and price to book ratios; Numeric's growth stock model, Estrend, seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company. Stocks are ranked according to their relative attractiveness as determined by these models. These rankings assist Numeric in constructing a portfolio it believes is invested in the most attractive securities consistent with a Fund's investment objectives. The same investment strategy used to manage a particular Fund also may be used for institutional accounts managed by Numeric. These models may be changed periodically to capture the insights of Numeric's ongoing research efforts.

In pursuing the investment objectives of the Fund, Numeric may use the investment instruments and techniques discussed below:

EQUITY MARKETS. The Fund invests primarily in equity markets at all times. Equity markets can be highly volatile, so that investing in the Fund involves substantial risk. In addition, the Fund can and will typically invest in stocks that are riskier and more volatile than the average stock. As a result, investing in the Fund involves risk of substantial loss of capital.

SMALL CAP STOCKS. Securities of companies with small market capitalizations tend to be riskier than securities of companies with medium or large market capitalizations. This is because small cap companies typically have smaller product lines and less access to liquidity than mid cap or large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of small cap companies tend to be less certain than mid or large cap companies, and the dividends paid on small cap stocks are frequently negligible. Moreover, small cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of small cap companies tend to be more volatile than those of mid and large cap companies.

MARKET FLUCTUATION. Because the investment alternatives available to the Fund may be limited by the specific objective of the Fund, investors should be aware that an investment in the Fund may be subject to greater market fluctuation than an investment in a portfolio of securities representing a broader range of investment alternatives. In view of the specialized nature of the investment activities of the Fund, an investment in the Fund should not be considered a complete investment program.

OPTIONS AND FUTURES. The Fund may write covered call options, buy put options, buy call options and write put options, without limitation except as noted in this paragraph. Such options may relate to particular securities or to various indexes and may or may not be listed on a national securities exchange or issued by the Options Clearing Corporation. The Fund may also invest in futures contracts and options on futures contracts (index futures contracts or interest rate futures contracts, as applicable) for hedging purposes, including conversion of cash to equity.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Fund will engage in unlisted over-the-counter options only with broker-dealers deemed creditworthy by Numeric. Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. The Fund bears the risk that the broker-dealer will fail to meet its obligations. There is no assurance that the Fund will he able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

To enter into a futures contract, the Fund must make a deposit of an initial margin either with its custodian in a segregated account in the name of the futures broker or directly with the futures broker itself. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.

The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of the Fund's investments (held or intended for purchase) being hedged and that the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements. Successful use of options and futures by the Fund is subject to Numeric's ability to predict correctly movements in the direction of the market. For example, if the Fund uses future contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract. For a further discussion see "Investment Objective and Policies" in the Statement of Additional Information.

SHORT SALES. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position in accordance with positions taken by the Staff of the Securities and Exchange Commission.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale. The Fund may purchase call options to provide a hedge against an increase in the price of a security sold short by the Fund. See "Options and Futures Contracts" above.

The Fund anticipates that the frequency of short sales will vary substantially in different periods, and they do not intend that any specified portion of their assets, as a matter of practice, will be invested in short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets.

In addition to the short sales discussed above, the Fund may make short sales "against the box," a transaction in which the Fund enters into a short sale of a security that the Fund owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. It currently is anticipated that the Fund will make short sales against the box for purposes of protecting the value of the Fund's net assets.

LENDING OF FUND SECURITIES. The Fund may lend its portfolio securities to financial institutions. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreases below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers which Numeric deems to be of good standing and only when, in Numeric's judgment, the income to be earned from the loans justifies the attendant risks. The Fund may not make loans in excess of 30% of the value of its total assets.

PORTFOLIO TURNOVER. Numeric will effect portfolio transactions in the Fund without regard to holding periods if, in its judgment, such transactions are advisable in light of general market, economic or financial conditions. The annual portfolio turnover rate for the Fund is not expected to exceed ___%. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (100% or more) will generally result in higher transaction costs to the Fund and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income. The amount of portfolio activity will not be a limiting factor when making portfolio decisions. See the Statement of Additional Information, "Portfolio Transactions" and "Taxes."

BORROWING MONEY. As a fundamental policy, the Fund is permitted to borrow to the extent permitted under the 1940 Act and to mortgage, pledge or hypothecate its respective assets in connection with such borrowings in amounts not in excess of 125% of the dollar amounts borrowed. The 1940 Act permits an investment company to borrow in an amount up to 33-1/3% of the value of such company's total assets. However, the Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its respective total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. The Fund will not make any additional investments while borrowings exceed 5% of its total assets.

DEBT SECURITIES. The Fund may invest in debt securities rated no less than investment grade by either Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Bonds in the lowest investment grade debt category (e.g., bonds rated BBB by S&P or Baa by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Fund will not retain a bond that was rated as investment grade at the time of purchase but whose rating is subsequently downgraded below investment grade. The value of debt securities held by the Fund will tend to vary inversely in relation to changes in prevailing interest rates. Thus, if interest rates have increased from the time a debt security was purchased, such security, if sold, might be sold at a price less than its cost. Conversely, if interest rates have declined from the time a debt security was purchased, the debt security, if sold, might be sold at a price greater than its cost.

SHORT-TERM DEBT OBLIGATIONS. The Fund may purchase money market instruments to the extent consistent with the investment objectives and policies. Such instruments include U.S. Government obligations, repurchase agreements, certificates of deposit, bankers acceptances and commercial paper.

REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund may enter into repurchase agreements will be banks and broker/dealers which Numeric considers creditworthy pursuant to criteria approved by the Board of Directors. Numeric will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to the Fund in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. Numeric will mark to market daily the value of the securities and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to a possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

OTHER INVESTMENT INSTRUMENTS AND TECHNIQUES. In addition to the above investment instruments and techniques, the Fund presently intends to invest not more than 5% of the Fund's net assets in when-issued and forward commitments, illiquid securities, depositary receipts, investment company securities and convertible securities. These investment instruments and techniques and related risks are described in greater detail in the Fund's Statement of Additional Information under "Investment Objective and Policies."

The Fund's investment objective and policies described above may be changed by RBB's Board of Directors without shareholder approval. Shareholders will be provided 30 days prior written notice of any change in the Fund's investment objective. There is no assurance that the investment objective of the Fund will be achieved.

INVESTMENT LIMITATIONS

The Fund may not change the following investment limitations (with certain exceptions, as noted below) without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objective and Policies.")

THE FUND MAY NOT:

1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

2. Borrow money, except to the extent permitted under the 1940 Act or mortgage, pledge or hypothecate any of its assets in connection with any such borrowing except in amounts not in excess of 125% of the dollar amounts borrowed. For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

3. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. Government obligations. (In determining whether the Fund has complied with this limitation 3, the Fund will not take into account the value of options and futures.)

4. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to RBB, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

If a percentage restriction under one of the Fund's investment policies or restrictions or the use of assets is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to borrowings or senior securities issued by the Fund).

MANAGEMENT

BOARD OF DIRECTORS

The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

For the services provided and the expenses assumed by it, Numeric is entitled to receive a fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets, computed daily and payable monthly. Numeric may from time to time voluntarily agree to waive all or any portion of its advisory fee. Numeric presently intends to waive its fee for the current fiscal year and for the following fiscal year to the extent necessary to maintain an annualized expense ratio for the Fund of 1.00%, although there is no guarantee that Numeric will maintain such waiver indefinitely.

CO-ADMINISTRATORS

Bear Stearns Funds Management Inc. ("BSFM"), an affiliate of Bear, Stearns & Co. Inc. ("Bear Stearns"), serves as co-administrator to the Fund. BSFM's principal business address is 245 Park Avenue, 15th Floor, New York, New York 10167. BSFM generally assists the Fund in all aspects of its administration and operations. For its services, BSFM is entitled to a monthly fee calculated at the annual rate of .05% of the first $150 million of the Fund's average daily net assets and .02% on all assets above $150 million.

PFPC Inc., an indirect wholly-owned subsidiary of PNC Bank, N.A. ("PNC"), also serves as co-administrator to the Fund. PFPC's principal business address is Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC assists the Fund in matters relating to the maintenance of financial records and accounting. For its services, PFPC is entitled to a fee calculated at the annual rate of .125% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES AGENT

Provident Distributors, Inc. ("PDI"), with principal offices at Four Falls Corporate Center, 6/th/ Floor, West Conshohocken, Pennsylvania 19428, provides certain administrative services to the Funds not otherwise provided by BSFM or PFPC. PDI furnishes certain internal quasi-legal, executive and administrative services to the Fund, acts as a liaison between the Fund and its various services providers and coordinates and assists in the preparation of proxy statements and reports prepared on behalf of the Fund. For its services, PDI is entitled to a monthly fee calculated at the annual rate of .15% of the Fund's average daily net assets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

PFPC serves as the Fund's transfer agent and dividend disbursing agent. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

CUSTODIAN

Custodial Trust Company ("CTC"), an affiliate of Bear Stearns, serves as custodian for the Fund. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR

PDI acts as distributor for the Fund pursuant to a distribution agreement with RBB on behalf of the Fund.

EXPENSES

The expenses of the Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios at the time such expenses are cited.

Numeric may assume additional expenses of the Fund from time to time. In certain circumstances, Numeric may assume such expenses on the condition that it is reimbursed by the Fund for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts will have the effect of increasing the Fund's expense ratio and of decreasing the total return or yield to investors.

FUND TRANSACTIONS

Numeric may consider a number of factors in determining which brokers to use in purchasing or selling the Fund's securities. These factors, which are more fully discussed in the Statement of Additional Information, include, but are not limited to, research services, the reasonableness of commissions and quality of services and execution. A higher rate of turnover (100% or more) of the Fund's securities may involve correspondingly higher transaction costs, which will be borne directly by the Fund. The Fund may enter into brokerage transactions with and pay brokerage commissions to brokers that are affiliated persons (as such term is defined in the 1940 Act) provided that the terms of the brokerage transactions comply with the provisions of the 1940 Act.

Numeric may allocate trades among any or all of its clients, including the Fund. Numeric combines orders and allocates to each account its proportionate or "pro rata" share of the trade. Accounts included in the trade allocation may include limited partnerships for which Numeric serves as general partner and in which employees and/or partners of Numeric may own a substantial interest. Numeric may cause the Fund to pay brokerage commissions which may be in excess of the lowest rates available to brokers who execute transactions for the Fund or who otherwise provide brokerage and research services utilized by Numeric, provided that Numeric determines in good faith that the amount of each such commission paid to a broker is reasonable in relation to the value of the brokerage viewed in terms of either the particular transaction to which the commission relates or Numeric's overall responsibilities with respect to the Fund.

HOW TO PURCHASE SHARES

GENERAL

Shares representing interests in the Fund are offered continuously (subject to closure of the Funds as described on page __) for sale by the Distributor and may be purchased without imposition of a sales charge through PFPC, the Fund's transfer agent. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application and payment to PFPC. Subsequent purchases of Shares may be effected by mailing a check or Federal Reserve Draft payable to the order of "N/I NUMERIC INVESTORS family of funds" to N/I

NUMERIC INVESTORS family of funds, c/o PFPC, P.O. Box 8966, Wilmington, Delaware 19899-8966. The name of the Fund must also appear on the check or Federal Reserve Draft. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $3,000 and subsequent investments must be at least $100. The minimum initial investment for an Automatic Investment Plan is $1,000 with minimum monthly payments of $100. RBB reserves the right to reject any purchase order or to waive the minimum initial or subsequent investment requirement. Investors will be given notice of any increase in minimum investment requirements.

Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a sales charge for effecting wire transfers but reserve the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

A. Telephone the Fund's transfer agent, PFPC, toll-free at (800) 348-5031, and provide your name, address, telephone number, Social Security or Tax Identification Number, the name of the Fund, the amount being wired, and by which bank or broker. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

     PNC Bank, N.A.
     ABA-0310-0005-3
     CREDITING ACCOUNT NUMBER: 86-1108-2312
     FROM: (name of investor)
     ACCOUNT NUMBER: (investor's account number with the Fund)
     FOR PURCHASE OF: (name of the Fund)
     AMOUNT: (amount to be invested)

C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

Shares of the Fund may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday.

The price paid for the Fund's Shares purchased initially or acquired through the exercise of an exchange privilege is based on the net asset value next computed after a purchase order is received in good order by PFPC, provided such order is transmitted to and received by PFPC prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) on such day. Orders received by PFPC after the close of regular trading on the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after PFPC receives payment in good order.

Shareholders whose shares are held in a street name account and who desire to transfer such shares to another street name account should contact the record holder of their current street name account.

Some broker-dealers (other than the Distributor), financial institutions, financial planners and other industry professionals ("Service Agents") may impose certain conditions on their clients who invest in the Fund such as initial and subsequent minimums and certain trading restrictions, which are in addition to or different from those described in this Prospectus. Service Agents may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Fund shares are purchased directly from the Fund. Therefore, a client or customer should contact the organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of the Fund's shares and should read this Prospectus in light of the terms governing his accounts with Service Agents. Service Agents will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with clients or customers. Service Agents or, if applicable, their designees, that have entered into agreements with the Fund or its agent may enter confirmed purchase or redemption orders on behalf of clients and customers, with payment to follow no later than the Fund's pricing on the following Business Day. If payment is not received by such time, the Service Agent could be held liable for resulting fees or losses. The Fund may be deemed to have received a purchase or redemption order when a Service Agent, or, if applicable, its authorized designee, accepts the order. Orders received by the Fund in proper form will be priced at the Fund's net asset value next computed after they are accepted by the Service Agent or its authorized designee.

AUTOMATIC INVESTMENT PLAN

Additional investments in Shares of the Fund may be made automatically by authorizing PFPC to withdraw funds from your bank account through an Automatic Investment Plan. Investors desiring to participate in an Automatic Investment Plan should call PFPC at (800) 348-5031 to obtain the appropriate forms, or complete the appropriate section of the Application included with this Prospectus. The minimum initial investment for an Automatic Investment Plan is $1,000, with minimum monthly payments of $100.

RETIREMENT PLANS

N/I NUMERIC INVESTORS family of funds Shares may be purchased in conjunction with individual retirement accounts ("IRAs"), rollover IRAs, or pension, profit-sharing or other employer benefit plans. Contact PFPC for further information as to applications and annual fees. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

EXCHANGE PRIVILEGE

The exchange privilege is available to shareholders residing in any state in which the Shares of the Fund being exchanged for may be legally sold. A shareholder may exchange Shares of the Fund for Shares of any other N/I NUMERIC INVESTORS Fund up to three (3) times per year (at least 30 days apart). Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Fund to be acquired next determined after PFPC's receipt of a request for an exchange. In addition, RBB reserves the right to impose a $5.00 administrative fee for each exchange. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

If the exchanging shareholder does not currently own Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

If an exchange is to a new N/I NUMERIC INVESTORS family Fund, the dollar value of Shares acquired must equal or exceed RBB's minimum for a new account; if to an existing account, the dollar value must equal or exceed RBB's minimum for subsequent investments. If an amount remains in the N/I NUMERIC INVESTORS Fund from which the exchange is being made that is below the minimum account value required by RBB, the account will be subject to involuntary redemption.

PURCHASE AND EXCHANGE PRIVILEGE LIMITATIONS

The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and increase transaction costs, the Fund have established a policy of limiting excessive exchange activity.

Shareholders are entitled to three (3) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including exchange purchases from other N/I NUMERIC INVESTORS Funds) that the Adviser reasonably deems to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

In order to request redemptions and exchanges by telephone, an investor must have completed and returned an account application containing the appropriate telephone election. To add a telephone exchange feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form (available from PFPC) must be filed with PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange by calling (800) 348-5031. Neither RBB, the Fund, the Distributor, the Co-Administrators, the Administrative Services Agent, the transfer agent, nor any other Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account's federal tax identification number and name of the Fund, all of which must match RBB's records; (3) permitting exchanges only if the two account registrations are identical; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions.

For accounts held of record by Service Agents, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under power of attorney.

CLOSING OF FUND

Numeric will monitor the Fund's total assets and may close the Fund at any time to new investment or new accounts due to concerns that a significant increase in the size of the Fund may adversely affect the implementation of Numeric's investment strategy. Numeric may also choose to reopen a closed Fund to new investment at any time, and may subsequently close such Fund again should concerns regarding Fund size recur. Numeric reserves the right while the

Fund is closed to accept new investments from any of its employees or their spouses, parents or children.

HOW TO REDEEM SHARES

REDEMPTION IN WRITING

Shareholders may redeem for cash some or all of their Fund Shares at any time. To do so, a written request in proper form must be sent directly to The N/I NUMERIC INVESTORS family of funds c/o PFPC, P.O. Box 8966, Wilmington, Delaware 19899-8966. Shareholders may also place redemption requests through a Service Agent, but such Service Agent might charge a fee for this service.

A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described above under "How to Purchase Shares -- Exchange Privilege." A signature guarantee verifies the authenticity of your signature. You may call PFPC at (800) 348-5031 with respect to questions about signature guarantees.

Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is also required by PFPC in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

REDEMPTION BY TELEPHONE

Investors may redeem shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with PFPC. An investor may obtain a Telephone Authorization from PFPC by calling (800) 348-5031. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to the investor's bank account on the next bank business day and the redemption price will be the net asset value completed as of the close of regular trading on the NYSE on that Business Day. A redemption request received after the close of regular trading on the NYSE will be priced at the net asset value computed on the next Business Day. All redemption requests must be in good order before being processed. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Fund may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No service fee is currently contemplated, although RBB and PFPC reserve the right to refuse a telephone redemption request if they deem it advisable to do so. RBB's telephone procedures are set forth under "How to Purchase Shares -- Telephone Transactions" above.

OTHER INFORMATION ON REDEMPTIONS

The Fund is not responsible for the efficiency of the Federal Wire System or a shareholder's investment adviser, broker-dealer or bank. The shareholder is responsible for any charges imposed by the shareholder's bank. To change the name of the single designated bank account to receive redemptions, it is necessary to send a written request (with a signature guaranteed as set forth above) to The N/I NUMERIC INVESTORS family of funds, c/o PFPC Inc., P. 0. Box 8966, Wilmington, Delaware 19899-8966.

INVOLUNTARY REDEMPTION

RBB reserves the right to redeem a shareholder's account in the Fund at any time the net asset value of the account in the Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in the Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by PFPC. Payment for Shares redeemed is made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the Shares to be redeemed have been recently purchased by check, PFPC may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared.

REDEMPTION IN-KIND

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of the Fund's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after they have redeemed their Shares. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that the Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

AUTOMATIC WITHDRAWAL

Automatic withdrawal permits investors to request withdrawal of a specified dollar amount (minimum of $25) on either a monthly, quarterly or annual basis if the investor has a $10,000 minimum account. An application for automatic withdrawal can be obtained from PFPC. Automatic withdrawal may be ended at any time by the investor, RBB or PFPC. Purchases of additional shares concurrently with withdrawals generally are undesirable.

NET ASSET VALUE

The net asset value of the Fund is calculated as of the close of regular trading on the NYSE on each Business Day. The net asset value for the Fund is calculated by adding the value of all its securities, cash and other assets, deducting its actual and accrued liabilities and dividing the result by the number of outstanding Shares of the Fund. The net asset value of the Fund is calculated independently of each other N/I NUMERIC INVESTORS Fund.

Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith under procedures established by RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

The Fund expects to declare and pay dividends from net investment income annually, generally near the end of the year. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

     The Fund will elect to be taxed as a regulated investment company for federal income tax purposes. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders.

     Fund shareholders, unless otherwise exempt, will be taxed on Fund distributions (except distributions that are treated for federal income tax purposes as a return of capital) regardless of whether the distributions are received in cash or reinvested in additional shares. Distributions by the Fund attributable to its "net capital gain" (the excess of its net long-term capital gain - i.e., gains or assets held more than 12 months - over its net short-term capital loss), if any, qualify as "capital gains distributions." These distributions are taxable to shareholders as long-term capital gain, regardless of how long each shareholder has held shares. For individuals, long-term capital gain is generally subject to a maximum federal tax rate of 20%.

     RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, if such dividends are paid during January of the following year.

     Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

     Shareholders who sell or redeem shares, or exchange shares representing interests in one Fund for shares representing interests in another Fund, will generally recognize capital gain or loss for federal income tax purposes. The gain or loss will be long-term capital gain or loss if the shares have been held for more than 12 months, and short-term otherwise, except that a loss on shares held six months or less will be treated as long term capital loss to the extent of any capital gains distributions received on the shares.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships are generally subject to different U.S. federal income tax treatment from that described above.

DESCRIPTION OF SHARES

RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which ____ billion shares are currently classified into __ different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

Exchanges between the N/I NUMERIC INVESTORS family of funds and other families of RBB are not permitted. In addition, persons who are shareholders of the Fund are not permitted to simultaneously acquire shares of the N/I NUMERIC INVESTORS Growth Fund or N/I NUMERIC INVESTORS Micro Cap Fund by exchange.

THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE N/I NUMERIC INVESTORS SMALL CAP VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE N/I NUMERIC INVESTORS SMALL CAP VALUE FUND.

Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in such Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of RBB do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, shares of RBB will be fully paid and non-assessable.

RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

Holders of shares of each of the N/I NUMERIC INVESTORS Funds will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of RBB are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of RBB may elect all of the directors.

As of _______, 1998, to RBB's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION

REPORTS AND INQUIRIES

Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free
(800) 348-5031.

FUND PERFORMANCE INFORMATION

From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives or to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as well as the benchmark described in the Appendix to this Prospectus. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Barron's, Business Week, Forbes, Fortune, Money Magazine, Mutual Fund Magazine, The New York Times, The Wall Street Journal, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                                  APPENDIX A

                            PERFORMANCE BENCHMARKS

N/I NUMERIC         PERFORMANCE
INVESTORS FUND      BENCHMARK                            DESCRIPTION
--------------------------------------------------------------------------------
Small Cap Value     Russell 2000 Value     The Russell 2000 is an index of
                    Index                  stocks 1001 through 3000 in the
                                           Russell 3000 Index as ranked by total
                                           market capitalization. This index is
                                           segmented into growth and value
                                           categories. The Russell 2000 Value
                                           Index contains stocks from the
                                           Russell 2000 with less than average
                                           growth orientation. Companies in this
                                           index generally have low price to
                                           book and price/earnings ratios,
                                           higher dividend yields, and lower
                                           forecasted growth values.
--------------------------------------------------------------------------------

                                   App. A-1

                     N/I NUMERIC INVESTORS family of funds
                           1-800-NUMERIC (686-3742)


                              ACCOUNT APPLICATION

Please Note: Do not use this form to open an individual retirement plan account (such as an IRA). For an IRA application or help with this Application, please call 1-800-NUMERIC (686-3742).


--------------------------------------------------------------------------------
1.   ACCOUNT REGISTRATION:  (PLEASE CHECK THE APPROPRIATE BOX(ES) BELOW.)
--------------------------------------------------------------------------------

     [_] Individual       [_] Joint Tenant



________________________________________________________________________________
NAME

________________________________________________________________________________
SOCIAL SECURITY NUMBER OF PRIMARY OWNER

________________________________________________________________________________
NAME OF JOINT OWNER (if applicable)

________________________________________________________________________________
JOINT OWNER SOCIAL SECURITY NUMBER


For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.


GIFT TO MINOR (IF APPLICABLE):

[_] UNIFORM GIFTS/TRANSFERS TO MINOR'S ACT


________________________________________________________________________________
NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

________________________________________________________________________________
NAME OF MINOR (ONLY ONE PERMITTED)

________________________________________________________________________________
MINOR'S SOCIAL SECURITY NUMBER                                     DATE OF BIRTH


CORPORATION, PARTNERSHIP, TRUST OR OTHER ENTITY (IF APPLICABLE):


________________________________________________________________________________


________________________________________________________________________________
NAME OF CORPORATION, PARTNERSHIP, OR OTHER

________________________________________________________________________________
NAME(S) OF TRUSTEE(S)

________________________________________________________________________________
TAXPAYER IDENTIFICATION NUMBER

___________________________________________________
TRUST DATE

--------------------------------------------------------------------------------
2.   MAILING ADDRESS:
--------------------------------------------------------------------------------


________________________________________________________________________________
STREET OR P.O. BOX                                              APARTMENT NUMBER

________________________________________________________________________________
CITY                                 STATE                              ZIP CODE

( )                 ( )
--------------------------------------------------------------------------------
DAY PHONE NUMBER                                       EVENING PHONE NUMBER


--------------------------------------------------------------------------------
3.   INVESTMENT AMOUNT:
--------------------------------------------------------------------------------

Minimum initial investment of $3,000 per Fund or $1,000 for an automatic investment plan.

     [_] N/I NUMERIC INVESTORS MICRO CAP                       $ CLOSED
                                                                 ----------

     [_] N/I NUMERIC INVESTORS GROWTH                          $ CLOSED
                                                                 ----------

      [_] N/I NUMERIC INVESTORS GROWTH & VALUE                 $___________

      [_] N/I NUMERIC INVESTORS LARGER CAP VALUE               $___________

      [_] N/I NUMERIC INVESTORS SMALL CAP VALUE                $___________

Make the check payable to N/I NUMERIC INVESTORS family of funds.


Shareholders may not purchase shares of the N/I NUMERIC INVESTORS Funds with a check issued by a third party and endorsed over to the Funds. Checks for investment must be made payable to the N/I NUMERIC INVESTORS family of funds.


--------------------------------------------------------------------------------
4.   DISTRIBUTION OPTIONS:
--------------------------------------------------------------------------------

NOTE: Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

DIVIDENDS           [_] Pay by check         [_] Reinvest
CAPITAL GAINS       [_] Pay by check         [_] Reinvest


[_] Please check one of the following options:

[_] Please mail checks to Address of Record
      (Named in Section 2)

[_] Please electronically credit my Bank of Record
      (Named in Section 8)


--------------------------------------------------------------------------------
5.   TELEPHONE EXCHANGE AND REDEMPTION:
--------------------------------------------------------------------------------

To use either or both of these options, you must initial the appropriate line below.

I authorize the Transfer Agent to accept instructions from any person to exchange shares in my account(s) by telephone in accordance with the procedures and conditions set forth in the Fund's current prospectus.


                                   Exchange shares for shares of another N/I
__________     _____________
initial        joint initial       NUMERIC INVESTORS Fund.

                                   Redeem shares, and send the proceeds to the
__________     _____________
initial        joint initial       address of record.


--------------------------------------------------------------------------------
6.   AUTOMATIC INVESTMENT PLAN (IF APPLICABLE):
--------------------------------------------------------------------------------

Please attach an unsigned, voided check.

The Automatic Investment Plan ($1,000 minimum initial investment), makes possible regularly scheduled purchases of Fund shares. The Fund's Transfer Agent can arrange for an amount of money selected by you ($100 minimum to be deducted from your checking account and used to purchase shares of a specified N/I NUMERIC INVESTORS Fund.

Please debit $______ from my checking account (named below) on or about the 20th of every month.


$__________into the_______________Fund____________Start Month.
$100 minimum


$__________into the_______________Fund____________Start Month.
$100 minimum

$__________into the_______________Fund____________Start Month.
$100 minimum


$__________into the_______________Fund____________Start Month.
$100 minimum


$__________into the_______________Fund____________Start Month.
$100 minimum


--------------------------------------------------------------------------------
7.   SYSTEMATIC WITHDRAWAL PLAN (IF APPLICABLE):
--------------------------------------------------------------------------------

Please attach an unsigned, voided check.

To select this option please fill out the information below:

Fund Name_____________________    Amount_______________

Startup Month_______________________

Frequency Options:   [_] Annually   [_] Monthly   [_]Quarterly


 .    A minimum account value of $10,000 in a single account is required to establish a Systematic Withdrawal Plan
 .    Payments will be made on or near the 25th of the month
     Complete only if using Automatic Investment Plan or Systematic Withdrawal Plan

--------------------------------------------------------------------------------
8.   BANK OF RECORD:
--------------------------------------------------------------------------------

Complete only if using Automatic Investment Plan (Section 6) or Systematic Withdrawal Plan (Section 7)


________________________________________________________________________________
BANK NAME

________________________________________________________________________________
STREET ADDRESS OR P.O. BOX

________________________________________________________________________________
CITY                               STATE                              ZIP CODE

________________________________________________________________________________
BANK ABA NUMBER                                   BANK ACCOUNT NUMBER


--------------------------------------------------------------------------------
9.  SIGNATURES:
--------------------------------------------------------------------------------

The undersigned warrants that I (we) have full authority and, if a natural person, I (we) am (are) of legal age to purchase shares pursuant to this Account Information Form, and I (we) have received a current prospectus for the N/I NUMERIC INVESTORS Fund(s) in which I (we) am (are) investing.

Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:

UNDER PENALTIES OF PERJURY, I CERTIFY THAT:
(1) THE NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER (OR I AM WAITING FOR A NUMBER TO BE ISSUED TO ME), AND
(2) I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE (A) I AM EXEMPT FROM BACKUP WITHHOLDING, OR (B) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I AM SUBJECT

TO 31% BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (C) THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING.

NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AUDIT BACKUP WITHHOLDING.

________________________________________________________________________________
SIGNATURE OF APPLICANT                                                      DATE

________________________________________________________________________________
PRINT NAME                                                 TITLE (IF APPLICABLE)

________________________________________________________________________________
SIGNATURE OF JOINT OWNER                                                    DATE

________________________________________________________________________________
PRINT NAME                                                 TITLE (IF APPLICABLE)

(If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-800-NUMERIC (686-3742). For information on new or existing accounts call 1-800-348-5031.

MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:
          N/I NUMERIC INVESTORS FAMILY OF FUNDS
          C/O PFPC INC.
          P.O. BOX 8966
          WILMINGTON, DE 19899-8966

                     N/I NUMERIC INVESTORS FAMILY OF FUNDS
                            1-800-NUMERIC [686-3742]
                            HTTP://WWW.NUMERIC.COM

INVESTMENT ADVISER
     Numeric Investors L.P.
     One Memorial Drive
     Cambridge, MA 02142

CUSTODIAN
     Custodial Trust Company
     101 Carnegie Center
     Princeton, NJ 05840

CO-ADMINISTRATOR, TRANSFER AGENT
 AND DIVIDEND DISBURSING AGENT
     PFPC Inc.
     Bellevue Corporate Center
     400 Bellevue Parkway
     Wilmington, DE 19809

CO-ADMINISTRATOR
     Bear Stearns Funds Management Inc.
     245 Park Avenue, 15th floor
     New York, NY 10167

ADMINISTRATIVE SERVICES AGENT AND DISTRIBUTOR
     Provident Distributors, Inc.
     Four Falls Corporate Center, 6/th/ Floor
     West Conshohocken, Pennsylvania  19428

COUNSEL
     Drinker Biddle & Reath LLP
     1345 Chestnut Street
     Philadelphia, PA 19107-3496

INDEPENDENT ACCOUNTANTS
     PricewaterhouseCoopers LLP
     2400 Eleven Penn Center
     Philadelphia, PA 19103

                              THE RBB FUND, INC.

                       n/i numeric Small Cap Value Fund

                             CROSS REFERENCE SHEET
                             ---------------------

Form N-1A Item                               Location
--------------                               --------

     PART B                                  STATEMENT OF ADDITIONAL INFORMATION

10.  Cover Page.............................      Cover Page

11.  Table of Contents......................      Cover Page

12.  General Information and History........      General; Directors and
                                                  Officers; Additional
                                                  Information Concerning RBB
                                                  Shares; Miscellaneous

13.  Investment Objectives and Policies.....      Investment Limitations; Common
                                                  Investment Policies;
                                                  Supplemental Investment
                                                  Policies

14.  Management of the Fund.................      Directors and Officers;
                                                  Investment Advisory and
                                                  Servicing Arrangements

15.  Control Persons and Principal Holders
     of Securities..........................      Additional Information
                                                  Concerning RBB Shares

16.  Investment Advisory and Other
     Services...............................      Investment Advisory and
                                                  Servicing Arrangements; See
                                                  Prospectus -"Management"

17.  Brokerage Allocation and Other
     Practices..............................      Portfolio Transactions

18.  Capital Stock and Other Securities.....      Additional Information
                                                  Concerning RBB Shares; See
                                                  Prospectus- "Dividends and
                                                  Distributions" and
                                                  "Description of Shares"

19.  Purchase, Redemption and Pricing of
     Securities Being Offered...............      Purchase and Redemption
                                                  Information; Valuation of
                                                  Shares; See Prospectus - "How
                                                  to Purchase `Shares" and "How
                                                  to Redeem and Exchange Shares"

20.  Tax Status.............................      Taxes; See Prospectus -
                                                  "Taxes"

21.  Underwriters...........................      Not Applicable

22.  Calculation of Performance Data........      Performance and Yield
                                                  Information

23.  Financial Statements...................      None

                  N/I NUMERIC INVESTORS Small Cap Value Fund

                 (Investment Portfolio of The RBB Fund, Inc.)

                      STATEMENT OF ADDITIONAL INFORMATION

          This Statement of Additional Information provides supplementary information pertaining to shares of the class (the "Shares") representing interests in the N/I NUMERIC INVESTORS Small Cap Value Fund (the "Fund"), of The RBB Fund, Inc. ("RBB"). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Fund's Prospectus dated _________ __, 1998 (the "Prospectus"). A copy of the Prospectus may be obtained from Numeric by calling toll-free (800) NUMERIC [(800) 686-3742]. This Statement of Additional Information is dated _________ __, 1998.

                                                                Prospectus
                                                         Page      Page
                                                         ----   ----------

General..............................................
Investment Objective And Policies....................
Investment Limitations...............................
Directors And Officers...............................
Investment Advisory, Distribution And Servicing......
     Arrangements....................................
Fund Transactions....................................
Purchase And Redemption Information..................
Valuation Of Shares..................................
Performance Information..............................
Taxes................................................
Description Of Shares................................
Additional Information Concerning Fund Shares........
Miscellaneous........................................
Appendix A........................................A-1

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    GENERAL

          RBB is an open-end management investment company currently operating or proposing to operate twenty-_____ separate investment portfolios. RBB is registered as an open-end investment company under the Investment Company Act of 1940 (the "1940 Act") and was organized as a Maryland corporation on February 29, 1988. This Statement of Additional Information pertains to Shares representing interests in the Fund offered by the Prospectus dated ___________, 1998.

          Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVE AND POLICIES

          The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Funds.

FUTURES

          Futures Contracts. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The underlying instrument may be a specified type of security, such as U.S. Treasury bonds or notes.

          The majority of futures contracts are closed out by entering into an offsetting purchase or sale transaction in the same contract on the exchange where they are traded, rather than being held for the life of the contract. Futures contracts are closed out at their current prices, which may result in a gain or loss.

          If the Fund holds a futures contract until the delivery date, it will be required to complete the purchase and sale contemplated by the contract. In the case of futures contracts on securities, the purchaser generally must deliver the agreed-upon purchase price in cash, and the seller must deliver securities that meet the specified characteristics of the contract.

          The Fund may purchase futures contracts as an alternative to purchasing actual securities. For example, if the Fund intended to purchase bonds but had not yet done so, it could purchase a futures contract in order to lock in current bond prices while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. Alternatively, the Fund could purchase a futures contract if it had cash and short-term securities on hand that it wished to invest in longer-term securities, but at the same time the Fund wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations. In these strategies the Fund would use futures contracts to attempt to achieve an overall return -- whether positive or negative -- similar to the return from longer-term securities, while taking advantage of potentially greater liquidity that futures contracts may offer. Although the Fund would hold cash and liquid debt securities in a segregated account with a value sufficient to cover its open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions can take several days. However, because the Fund's cash that would otherwise have been invested in higher-yielding bonds would be held uninvested or invested in short-term securities so long as the futures position remains open, the Fund's return would involve a smaller amount of interest income and potentially a greater amount of capital gain or loss.

          The Fund may sell futures contracts to hedge its other investments against changes in value, or as an alternative to sales of securities. For example, if the investment adviser anticipated a decline in bond prices, but did not wish to sell bonds owned by the Fund, it could sell a futures contract in order to lock in a current sale price. If prices subsequently fell, the future contract's value would be expected to rise and offset all or a portion of the loss in the bonds that the Fund had hedged. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of the benefit of the Fund. In this type of strategy, the Fund's return will tend to involve a larger component of interest income, because the Fund will remain invested in longer-term securities rather than selling them and investing the proceeds in short-term securities which generally provide lower yields.

          Futures margin payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker (known as a futures commission merchant, or FCM), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange where the contract is traded, and may be maintained in cash or high quality liquid securities. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to a return of margin owed to it only in proportion to the amount received by the FCM's other customers. The investment adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.

          Correlation of price changes. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to the Fund will not match the Fund's current or anticipated investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. The Fund may purchase or sell futures contracts with a greater or lesser value than the securities they wish to hedge or intend to purchase in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce anticipated gains or result in losses that are not offset by the gains in the Fund's other investments.

          Liquidity of futures contracts. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide liquidity superior to the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it would prevent prompt liquidation of unfavorable futures positions, and potentially could require the Fund to continue to hold a futures position until the delivery date regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

PUT AND CALL OPTIONS

          Purchasing Put Options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. The option may give the Fund the right to sell only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, the Fund pays the current market price for the option (known as the option premium). The option's underlying instrument may be a security or a futures contract.

          The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. If the Fund exercises a put option on a futures contract, it assumes a seller's position in the underlying futures contract. Purchasing an option on a futures contract does not require the Fund to make futures margin payments unless it exercises the option. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

          Put options may be used by the Fund to hedge securities it owns, in a manner similar to selling futures contracts, by locking in a minimum price at which the Fund can sell. If security prices fall, the value of the put option would be expected to rise and offset all or a portion of the Fund's resulting losses. The put thus acts as a hedge against a fall in the price of such securities. However, all other things being equal (including securities prices) option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option in the form of the premium (and transaction costs), the Fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. This potential loss represents the cost of the hedge against a fall in prices. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged to the same extent as selling a futures contract.

          Purchasing Call Options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). By purchasing a call option, the Fund would attempt to participate in potential price increases of the underlying instrument, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if security prices fell. At the same time, the Fund can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

          The Fund will purchase call options only in connection with "closing purchase transactions." The Fund may terminate its position in a call option by entering into a closing purchase transaction. A closing purchase transaction is the purchase of a call option on the same security with the same exercise price and call period as the option previously written by the Fund. If the Fund is unable to enter into a closing purchase transaction, the Fund may be required to hold a security that it might otherwise have sold to protect against depreciation.

          Writing Put Options. When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

          The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. As with other futures and options strategies used as alternatives for purchasing securities, the Fund's return from writing put options generally will involve a smaller amount of interest income than purchasing longer-term securities directly, because the Fund's cash will be invested in shorter-term securities which usually offer lower yields.

          Writing Call Options. Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a Fund would seek to mitigate the effects of a price decline. At the same time, because a Fund would have to be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Fund would give up some ability to participate in security price increases when writing call options.

          Combined Option Positions. The Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

          Risks of Options Transactions. Options are subject to risks similar to those described above with respect to futures contracts, including the risk of imperfect correlation between the option and the Fund's other investments and the risk that there might not be a liquid secondary market for the option. In the case of options on futures contracts, there is also a risk of imperfect correlation between the option and the underlying futures contract. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

          Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

          Limitations on Futures and Options Transactions. RBB, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the Fund will not enter into any commodity futures contract or option on a commodity futures contract for non-hedging purposes if, as a result, the sum of initial margin deposits on commodity futures contracts and related commodity options and premiums paid for options on commodity futures contracts the Fund has purchased would exceed 5% of the Fund's net assets after taking into account unrealized profits and losses on such contracts.

          The Fund's limitations on investments in futures contracts and their policies regarding futures contracts and the limitations on investments in options and its policies regarding options discussed above in this Statement of Additional Information are not fundamental policies and may be changed as regulatory agencies permit. The Fund will not modify the above limitations to increase its permissible futures and options activities without supplying additional information in a current Prospectus or Statement of Additional Information that has been distributed or made available to the Fund's shareholders.

SHORT SALES "AGAINST THE BOX"

          In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position. The Fund will not engage in short sales against the box for speculative purposes. The Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year.) In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

SECTION 4(2) PAPER

          "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by
Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Fund which agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below and Appendix "A" for a list of commercial paper ratings.

RIGHTS OFFERINGS AND PURCHASE WARRANTS

          Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the rights and warrants expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

ILLIQUID SECURITIES

          The Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days and securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

          Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          The Fund may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Fund's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

          The Adviser will monitor the liquidity of restricted securities in the Fund under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

DEPOSITARY RECEIPTS

          The Fund's assets may be invested in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs and EDRs are receipts typically issued by a United States or European bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are depositary receipts structured like global debt issues to facilitate international trading. The Fund may invest in ADRs, EDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

INVESTMENT COMPANY SECURITIES

          The Fund may invest in securities issued by other investment companies. Under the 1940 Act, the Fund's investments in such securities currently are limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. The Fund presently intends to invest in other investment companies only as investment vehicles for short-term cash. The Fund will only invest in securities of other investment companies which are purchased on the open market with no commission or profit to a sponsor or dealer, other than the customary broker's commission, or when the purchase is part of a plan of merger, consolidation, reorganization or acquisition.

CONVERTIBLE SECURITIES

          The Fund may invest in convertible securities, such as convertible debentures, bonds and preferred stock, primarily for their equity characteristics. Convertible securities may be converted into common stock at a specified share price or ratio. Because the price of the common stock may fluctuate above or below the specified price or ratio, the Fund may have the opportunity to purchase the common stock at below market price. On the other hand, fluctuations in the price of the common stock could render the right of conversion worthless.

REPURCHASE AGREEMENTS

          The repurchase price under repurchase agreements generally equals the price paid by the Fund involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by RBB's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Fund involved under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS

          Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account with its custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

U.S. GOVERNMENT OBLIGATIONS

          Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, and the Maritime Administration.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

          The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable that the price or yield available in the market when the securities delivery takes place. The Fund's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

PORTFOLIO TURNOVER

          The Fund may be subject to a greater degree of turnover and thus a higher incidence of short-term capital gains taxable as ordinary income than might be expected from portfolios which invest substantially all of their assets on a long-term basis, and correspondingly larger brokerage charges and other transaction costs can be expected to be borne by the Fund. Investment strategies which require periodic changes to portfolio holdings with the expectation of outperforming equity indices are called "active" strategies. These compare with "passive" or "index" strategies which hold only the stocks in the equity indices. Passive strategies trade infrequently -- only as the indices change. Most equity mutual funds, including the Fund, pursue active strategies, which have higher turnover than passive strategies.

          High portfolio turnover (100% or more) can adversely affect taxable investors, especially those in higher marginal tax brackets, in two ways:
First, short term capital gains, which are a by-product or high turnover investment strategies, are currently taxed at rates comparable to ordinary income rates. Ordinary income tax rates are higher than long term capital gain tax rates for middle and upper income taxpayers. Second, the frequent realization of gains, which causes taxes to be paid frequently, is less advantageous than infrequent realization of gains. Infrequent realization of gains allows the payment of taxes to be deferred to later years, allowing more of the gains to compound before taxes are paid. Consequently after-tax compound rates of return will generally be higher for taxable investors using investment strategies with very low turnover, all else being equal.

          Although tax considerations should not typically drive an investment decision, investors should consider their ability to allocate tax-deferred (such as IRAs and 401(k) plans) versus taxable assets when considering where to invest. All else being equal, investors will earn better returns investing tax-deferred assets in active strategies, while using lower turnover passive strategies for taxable investments. For further information, see "Taxes" below.

          The Portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

                            INVESTMENT LIMITATIONS

          The Fund has adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined in Section 2(a)(42) of the 1940 Act). The Fund may not:

          1. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's assets may be invested without regard to such limitation.

          2. Borrow money, except to the extent permitted under the 1940 Act or mortgage, pledge or hypothecate any of their respective assets in connection with any such borrowing except in amounts not in excess of 125% of the dollar amounts borrowed. The 1940 Act permits an investment company to borrow in an amount up to 33 1/3% of the value of such company's total assets. For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

          3. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

          4. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of the Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to RBB, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

          5. Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions, and except that the Fund may establish margin accounts in connection with its use of options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          6. Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal securities laws.

          7. Purchase or sell real estate or real estate limited partnership interests, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein or in real estate investment trusts.

          8. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          9. Invest in oil, gas or mineral-related exploration or development programs or leases.

          10. Purchase any securities issued by any other investment company, except to the extent permitted by the 1940 Act and except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer.

          11. Make investments for the purpose of exercising control or management, but each Fund will vote those securities it owns in its portfolio as a shareholder in accordance with its views.

          12. Issue any senior security, as defined in section 18(f) of the 1940 Act, except to the extent permitted by the 1940 Act.

          13. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings as described in Limitation 2 above and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

                            DIRECTORS AND OFFICERS

          The directors and executive officers of RBB, their ages, business addresses and principal occupations during the past five years are:

                             Position       Principal Occupation
Name and Address and Age     with Fund      During Past Five Years
------------------------     ---------      ----------------------
*Arnold M. Reichman -50      Director       Senior Managing Director, Chief
466 Lexington  Avenue                       Operating Officer and Assistant
New York, NY 10017                          Secretary, Warburg Pincus Asset
                                            Management, Inc.; Director and
                                            Executive Officer of Counsellors
                                            Securities Inc.; Director/Trustee of
                                            various investment companies advised
                                            by Warburg Pincus Asset Management,
                                            Inc.

*Robert Sablowsky -59        Director       Senior Vice President, Fahnestock
110 Wall Street                             Co., Inc. (a registered
New York, NY 10005                          broker-dealer); Prior to October
                                            1996, Executive Vice President of
                                            Gruntal & Co., Inc. (a registered
                                            broker-dealer).


Francis J. McKay -61         Director       Since 1963, Executive Vice
7701 Burholme Avenue                        President, Fox Chase Cancer Center
Philadelphia, PA 19111                      (biomedical research and medical
                                            care).


Marvin E. Sternberg -63      Director       Since 1974, Chairman, Director and
937 Mt. Pleasant Road                       President, Moyco Industries, Inc.
Bryn Mawr, PA  19010                        (manufacturer of dental supplies
                                            and precision coated abrasives);
                                            since 1968, Director and President,
                                            Mart MMM, Inc. (formerly
                                            Montgomeryville Merchandise Mart
                                            Inc.) and Mart PMM, Inc. (formerly
                                            Pennsauken Merchandise Mart, Inc.)
                                            (shopping centers); and since 1975,
                                            Director and Executive Vice
                                            President, Cellucap Mfg. Co., Inc.
                                            (manufacturer of disposable
                                            headwear).

                             Position       Principal Occupation
Name and Address and Age     with Fund      During Past Five Years
------------------------     ---------      ----------------------
Julian A. Brodsky -64        Director       Director and Vice Chairman since
1234 Market Street                          1969 Comcast Corporation (cable
16th Floor                                  television and communications);
Philadelphia, PA 19107-3723                 Director Comcast Cablevision of
                                            Philadelphia (cable television and
                                            communications) and Nextel
                                            (wireless communications).

Donald van Roden -73         Director       Self-employed businessman.  From
1200 Old Mill Lane                          and Chairman of February 1980 to
Wyomissing, PA  19610                       March 1987, Vice the Board Chairman,
                                            SmithKline Beecham Corporation
                                            (pharmaceuticals); Director, AAA
                                            Mid-Atlantic (auto service);
                                            Director, Keystone Insurance Co.

Edward J. Roach -74          President      Certified Public Accountant; Vice
Suite 100                    and            Chairman of the Board, Fox Chase
Bellevue Park                Treasurer      Cancer Center; Trustee Emeritus,
Corporate Center                            Pennsylvania School for the Deaf;
400 Bellevue Parkway                        Trustee Emeritus, Immaculata
Wilmington, DE  19809                       College; President or Vice
                                            President and Treasurer of various
                                            investment companies advised by
                                            PNC Institutional Management
                                            Corporation; Director, The
                                            Bradford Funds, Inc.

Morgan R. Jones -59          Secretary      Chairman of the law firm of
Drinker Biddle & Reath LLP                  Drinker Biddle & Reath LLP;
1345 Chestnut Street                        Director, Rocking Horse Child Care
Philadelphia, PA 19107-3496                 Centers of America, Inc.

______________________

* Each of Mr. Sablowsky and Mr. Reichman are "interested persons" of RBB, as that term is defined in the 1940 Act, by virtue of their positions with Fahnestock Co., Inc. and Counsellors Securities, Inc., respectively, each a registered broker-dealer.

          Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

          Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

          Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.

          RBB pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of RBB and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from RBB in the following amounts:

                            DIRECTORS' COMPENSATION
                            -----------------------

                                                       PENSION OR
                                                       RETIREMENT
                                                       BENEFITS         ESTIMATED
                                   AGGREGATE           ACCRUED AS       ANNUAL
                                   COMPENSATION        PART OF FUND     BENEFITS UPON
NAME OF PERSON/ POSITION           FROM REGISTRANT     EXPENSES         RETIREMENT
------------------------           ---------------     --------         ----------
Julian A. Brodsky,                     $16,000              N/A              N/A
Director
Francis J. McKay,                      $19,000              N/A              N/A
Director
Arnold M. Reichman,                    $     0              N/A              N/A
Director
Robert Sablowsky,                      $ 8,000              N/A              N/A
Director
Marvin E. Sternberg,                   $19,000              N/A              N/A
Director
Donald van Roden,                      $24,000              N/A              N/A
Director and Chairman

_________________________

          On October 24, 1990, RBB adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee), pursuant to which RBB will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by RBB's advisers, custodians, administrators and distributor, RBB itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to RBB. No officer, director or employee of Numeric or the Distributor currently receives any compensation from RBB.

         INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

ADVISORY AGREEMENTS

     Numeric renders advisory services to the Fund pursuant to an Investment Advisory Agreement. The Advisory Agreement relating to the Fund is dated ___________, 1998. Under the Advisory Agreement, Numeric is entitled to receive a fee from the Fund calculated at an annual rate of 0.75% of the Fund's average daily net assets. For the fiscal year ended August 31, 1999, Numeric intends to waive its fees to the extent necessary to maintain an annualized expense ratio for the Fund of 1.00%. There can be no assurance that Numeric will continue such waivers indefinitely.

     The Fund bears all of its own expenses not specifically assumed by Numeric. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by the Fund include, but are not limited to the expenses listed in the prospectus and the following (or the Fund's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith;
(b) expenses of organizing RBB that are not attributable to a class of RBB; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or the Fund for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; and (g) the cost of investment company literature and other publications provided by RBB to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of RBB, are allocated to such class.

     Under the Advisory Agreements, Numeric will not be liable for any error of judgment or mistake of law or for any loss suffered by RBB or the Fund in connection with the performance of an Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Numeric in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Advisory Agreement for the Small Cap Value Fund was approved on _______, 1998 by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of such parties. The Advisory Agreement is terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to Numeric. The Advisory Agreement for the Small Cap Value Fund became effective on ___________, 1998 and was approved by written consent of the sole shareholder of the Fund on ___________, 1998. The Advisory Agreement terminates automatically in the event of assignment thereof.

     The Advisory Agreement provides that Numeric shall at all times have all rights in and to the Fund's name and all investment models used by or on behalf of the Fund. Numeric may use the Fund's name or any portion thereof in connection with any other mutual fund or business activity without the consent of any shareholder, and RBB has agreed to execute and deliver any and all documents required to indicate its consent to such use.

     The Advisory Agreement further provides that no public reference to, or description of, Numeric or its methodology or work shall be made by RBB, whether in the Prospectus, Statement of Additional Information or otherwise, without the prior written consent of Numeric, which consent shall not be unreasonably withheld. In each case, RBB has agreed to provide Numeric a reasonable opportunity to review any such reference or description before being asked for such consent.

CUSTODIAN AGREEMENTS

     Custodial Trust Company ("CTC") is custodian of the N/I NUMERIC INVESTORS Funds' (the "Funds") assets pursuant to custodian agreements dated as of May 20, 1996, as amended (the "Custodian Agreements"). Under the Custodian Agreements, CTC (a) maintains a separate account or accounts in the name of each of the Funds, (b) holds and transfers portfolio securities on account of each of the Funds, (c) accepts receipts and makes disbursements of money on behalf of each of the Funds, (d) collects and receives all income and other payments and distributions on account of each of the Funds' portfolio securities and (e) makes periodic reports to the RBB's Board of Directors concerning the Funds' operations. CTC is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that CTC remains responsible for the performance of all its duties under the Custodian Agreements and holds RBB harmless from the acts and omissions of any sub-custodian. For its services to the Funds under the Custodian Agreements, CTC receives a fee calculated at .015% of each Fund's average daily gross assets, with a minimum monthly fee of $417 per Fund, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Funds.

TRANSFER AGENCY AGREEMENTS

     PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Funds pursuant to a Transfer Agency Agreement dated August 16, 1988, as supplemented (collectively, the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, PFPC (a) issues and redeems Shares of each of the Funds, (b) addresses and mails all communications by the Funds to record owners of shares of the Funds, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Funds. For its services to the Funds under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $12 per account for the Funds, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

CO-ADMINISTRATION AGREEMENTS

     Bear Stearns Funds Management Inc. ("BSFM") serves as co-administrator to the Funds pursuant to Co-Administration Agreements dated April 24, 1996, as amended, for each of the Funds (the "BSFM Co-Administration Agreements"). BSFM has agreed to assist each of the Funds in all significant aspects of their administration and operations. The BSFM Co-Administration Agreements provide that BSFM shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the BSFM Co-Administration Agreements, BSFM receives a fee with respect to each of the Funds calculated at an annual rate of .05% of the first $150 million of each Fund's average daily net assets and .02% on all assets above $150 million.

     PFPC also serves as co-administrator to Funds pursuant to Co-Administration Agreements dated as of April 24, 1996, as amended (the "PFPC Co-Administration Agreements"). PFPC has agreed to calculate the Funds' net asset values, provide all accounting services for the Funds and assist in related aspects of the Funds' operations. The PFPC Co-Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the PFPC Co-Administration Agreements, PFPC receives a fee with respect to each of the Funds calculated at an annual rate of
 .125% of each Fund's average daily net assets, exclusive of out-of-pocket expenses and pricing charges. PFPC is currently waiving fees in excess of .115% of each Fund's average daily net assets.

ADMINISTRATIVE SERVICES AGENT

     Provident Distributors, Inc. ("PDI") provides certain administrative services to the Fund that are not provided by BSFM or PFPC. These services include furnishing corporate secretarial, data processing and clerical services, acting as liaison between the Fund and various service providers and coordinating the preparation of proxy statements and annual, semi-annual and quarterly reports. As compensation for such administrative services, PDI is entitled to a monthly fee calculated at the annual rate of .15% of the Fund's average daily net assets. PDI is currently waiving fees in excess of .03% of the Fund's average daily net assets.

DISTRIBUTOR

     PDI serves as distributor of the Shares pursuant to the terms of a distribution agreement dated as of May 29, 1998 (the "Distribution Agreement"), entered into by PDI and RBB. No compensation is payable by RBB to PDI for distribution services with respect to the Fund.

                               FUND TRANSACTIONS

     Subject to policies established by the Board of Directors, Numeric is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Fund. In executing portfolio transactions, Numeric seeks to obtain the best price and most favorable execution for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While Numeric generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

     The Fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. Numeric may, consistent with the interests of the Fund and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to the Fund and other clients of Numeric. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by Numeric under its respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that Numeric, as applicable, determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of Numeric, as applicable, to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long-term.

     Corporate debt and U.S. Government securities and many small-cap stocks are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Fund will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer in debt or small-cap securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

     Numeric may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Fund prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Fund's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Fund would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

     Investment decisions for the Fund and for other investment accounts managed by Numeric are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund. The Fund will not purchase securities during the existence of any underwriting or selling group relating to such security of which Numeric or any affiliated person (as defined in the 1940
Act) thereof is a member except pursuant to procedures adopted by RBB's Board of Directors pursuant to Rule 10f-3 under the 1940 Act.

     In no instance will portfolio securities be purchased from or sold to PDI, PNC Bank or Numeric or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

                      PURCHASE AND REDEMPTION INFORMATION

     The Fund reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

     Under the 1940 Act, the Fund may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     In addition to the situations described in the Prospectus, the Fund may redeem shares involuntarily to reimburse it for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time.

     An illustration of the computation of the public offering price per share of each of the Fund, based on the value of the Fund's net assets as of _______, 1998, is as follows:

               -----------------------------------------------------
                                                           Small
                                                         Cap Value
                                                         ---------
               -----------------------------------------------------
                 Net assets...........................     $10.00
               -----------------------------------------------------
                 Outstanding shares...................       1
               -----------------------------------------------------
                 Net asset value per share............     $10.00
               -----------------------------------------------------
                 Maximum sales charge.................      --
               -----------------------------------------------------
                 Maximum Offering Price to Public.....     $10.00
               =====================================================

                              VALUATION OF SHARES

     The net asset value per share of the Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday. Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity. Net asset value per share is calculated by adding the value of the Fund's securities, cash and other assets, subtracting the actual and accrued liabilities of the Fund, and dividing the result by the number of outstanding shares of the Fund.

     In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors.


                            PERFORMANCE INFORMATION

     TOTAL RETURN. For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission, funds advertising performance must include total return quotes calculated according to the following formula:

       P(1 + T)/n/ = ERV

     Where:   P =  hypothetical initial payment of $1,000

                    T = average annual total return

                    n = number of years (1, 5 or 10)

                    ERV = ending redeemable value at the end of the 1, 5 or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Fund's registration statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value, as described in the Prospectus, on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Fund.

          The formula for calculating aggregate total return is as follows:

                                            ERV
                     Aggregate Total Return = [(----) - 1]
                                    P

          The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

     PERFORMANCE. From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning of the measuring period to the end of the measuring period. The figures reflect changes in the price of the Fund's shares assuming that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in shares of the Fund. Total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of the Fund's operations or on a year-by-year, quarterly or current year-to-date basis).

     When considering average total return figures for periods longer than one year, it is important to note that the Fund's annual total return for one year in the period might have been greater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that the Fund seeks long-term appreciation and that such return may not be representative of the Fund's return over a longer market cycle. The Fund may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in the Fund for the specific period (again reflecting changes in the Fund's share prices and assuming reinvestment of dividends and distributions). Aggregate and average total returns may be shown by means of schedules, charts or graphs, may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions) and would be quoted separately for each class of the Fund's shares.

     Investors should note that total return figures are based on historical earnings and are not intended to indicate future performance.

     In reports or other communications to investors or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below; (2) with their benchmark indices, as well as the S&P 500 or (3) other appropriate indices of investment securities or with data developed by Numeric derived from such indices. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications.

     In reports or other communications to investors or in advertising, the Fund may also describe the general biography or work experience of the portfolio managers of the Fund and may include quotations attributable to the portfolio managers describing approaches taken in managing the Fund's investments, research methodology, underlying stock selection or the Fund's investment objective. The Fund may also discuss the continuum of risk and return relating to different investments, and the potential impact of foreign stock on a portfolio otherwise composed of domestic securities. In addition, the Fund may from time to time compare its expense ratio to those of investment companies with similar objective and policies, as advertised by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.


                                     TAXES

          The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion in this Statement of Additional Information and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

          The Fund has elected to be taxed as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss, if any, for the year) and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

          In addition to the foregoing requirements, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

          Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Fund in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

          The Fund intends to distribute to shareholders its net capital gain (excess of net long-term capital gain over net short-term capital loss), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by the Fund as capital gain dividends may not exceed the net capital gain of a Fund for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

          In the case of shareholders that are corporations, distributions (other than capital gain dividends) of the Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions of net investment income received by the Fund from investments in debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction. The Fund will designate the portion, if any, of the distribution made by the Fund that qualifies for the dividends received deduction in a written notice mailed by the Fund to corporate shareholders not later than 60 days after the close of the Fund's taxable year.

          If for any taxable year the Fund were to fail to qualify as a regulated investment company, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions would be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions would be eligible for the dividends received deduction in the case of corporate shareholders.

          A shareholder will recognize gain or loss upon a redemption of shares or an exchange of shares of the Fund for shares of another N/I NUMERIC INVESTORS Fund upon exercise of the exchange privilege, to the extent of any difference between the price at which the shares are redeemed or exchanged and the price or prices at which the shares were originally purchased for cash. However, any loss realized on a sale of shares of the Fund will be disallowed to the extent an investor repurchases shares of the Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by the Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

          The Code imposes a nondeductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Investors should note that a Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

          The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

          The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.


                             DESCRIPTION OF SHARES

     RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which ___ billion shares are currently classified in __ classes as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisor Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 100 million shares are classified as Class YY Common Stock (Schneider Capital Management Small Cap Value), 100 million shares are classified as Class ZZ Common Stock (BEA Institutional Long-Short Market Neutral), 100 million shares of Class AAA Common Stock (BEA Advisor Long-Short Market Neutral), 100 million shares are classified as Class BBB Common Stock (BEA Institutional Long-Short Equity), 100 million shares of Class CCC Common Stock (BEA Advisor Long-Short Equity), 100 million shares are classified as Class DDD Common Stock (Boston Partners Institutional Micro Cap), 100 million shares are classified as Class EEE Common Stock (Boston Partners Investors Micro Cap), 100 million shares are classified as Class FFF Common Stock (BEA Institutional Select Economic Value Equity), 100 million shares are classified as Class GGG Common Stock (BEA Advisor Select Economic Value Equity), 100 million shares are classified as Class HHH Common Stock (BEA Advisor U.S. Core Equity), 100 million shares are classified as Class III Common Stock (Boston Partners Institutional Market Neutral), 100 million shares are classified as Class JJJ Common Stock (Boston Partners Investor Market Neutral), 100 million shares are classified as Class KKK Common Stock (Boston Partners Institutional Long-Short Equity) 100 million shares are classified as Class LLL common stock (Boston Partners Investor Long-Short Equity), 100 million shares are classified as Class MMM Common Stock (n/i Small Cap Value), 700 million shares are classified as Class Janney Money Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Money Common Stock (Government Money), 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (Government

Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class MMM Common Stock constitute the n/i numeric investors Small Cap Value Fund. Under RBB's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

          The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Janney Montgomery Scott Money Family, the n/i numeric investors family of funds, the Boston Partners Family, the Schneider Family, the Select family,the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Funds; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Funds; Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds; the N/I NUMERIC INVESTORS family of funds represents interests in five non-money market portfolios; the Boston Partners Family represents interest in six non-money market portfolios; the Schneider Family represents interests in one non-money market portfolio; the Janney Montgomery Scott Family and the Select, Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds.


                 ADDITIONAL INFORMATION CONCERNING FUND SHARES

     RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders collectively owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities (as defined by the 1940 Act) of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

     Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law or by RBB's Charter, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock entitled to vote on the matter voting without regard to class (or portfolio). The name "N/I NUMERIC INVESTORS" may be used in the name of other portfolios managed by Numeric.


                                 MISCELLANEOUS

     COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1100 Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to RBB and RBB's non-interested directors.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants.

     CONTROL PERSONS. As of August 28, 1998, to RBB's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of RBB indicated below. See "Description of Shares" above. RBB does not know whether such persons also beneficially own such shares.

----------------------------------------------------------------------------------------------
       FUND NAME              SHAREHOLDER NAME AND ADDRESS           PERCENTAGE OF FUND HELD
----------------------------------------------------------------------------------------------
  BEA INT'L EQUITY -       Employees Ret Plan Marshfield Clini                7.23%
  INSTITUTIONAL            1000 N. Oak Avenue
                           Marshfield, WI 54449-5772
----------------------------------------------------------------------------------------------
                           Indiana University Foundation                      5.05%
                           Attn: Walter L. Koon, Jr.
                           P.O. Box 500
----------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
        FUND NAME               SHAREHOLDER NAME AND ADDRESS            PERCENTAGE OF FUND HELD
---------------------------------------------------------------------------------------------------------
                            Bloomington, IN 47402-0500
---------------------------------------------------------------------------------------------------------
BEA EMERGING MARKETS        Wachovia Bank North Carolina                         47.78%
 EQUITY - INSTITUTIONAL     Trust Carolina Power & Light Co.
                            Supplemental Retirement Trust
                            P.O. Box 3073
                            301 N. Main Street, MC NC 31057
                            Winston-Salem, NC 27101-3819
---------------------------------------------------------------------------------------------------------
                            Clariden Bank                                         6.93%
                            Clariden Str. 26
                            CH-8002 Zurich
                            Switzerland
---------------------------------------------------------------------------------------------------------
                            National Academy of Sciences                          5.36%
                            2101 Constitution Ave. NW
                            Washington, DC 20418-0006
---------------------------------------------------------------------------------------------------------
                            Arkansas Public Emp. Retirement Syst.                32.00%
                            124 W. Capitol Ave.
                            Little Rock, AR 72201-3704
---------------------------------------------------------------------------------------------------------
BEA LONG-SHORT MARKET       Michael A. Wall TTEE                                 95.80%
 NEUTRAL- INSTITUTIONAL     Michael A. Wall Trust
                            U/A DTD 12/29/1997
                            P.O. Box 4579
                            Jackson, WY   83001-4579
---------------------------------------------------------------------------------------------------------
BEA SELECT ECONOMIC VALUE   Patterson & Co.                                      91.54%
 EQUITY-INSTITUTIONAL       P.O. Box 7829
                            Philadelphia, PA 19101-7829
---------------------------------------------------------------------------------------------------------
                            BEA Associates                                        5.56%
                            FAO Pension Trust
                            153 E. 53/rd/ St.
                            New York, NY  10022-4611
---------------------------------------------------------------------------------------------------------
BEA U.S. CORE EQUITY -      Werner & Pfleiderer Pension Plan                      8.91%
 INSTITUTIONAL              Employees
                            663 E. Crescent Ave.
                            Ramsey, NJ 07446-1287
 ---------------------------------------------------------------------------------------------------------
                            Credit Suisse Private Banking Dividend                8.98%
                            Reinvest Plan
                            C/o Credit Suisse Pvt Bkg
                            12 E. 49/th/ St., 40/th/ Floor
                            New York, NY 10017-1028
---------------------------------------------------------------------------------------------------------
                            Washington Hebrew Congregation                       16.18%
                            3935 Macomb St., NW
                            Washington, DC 20016-3799
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
        FUND NAME              SHAREHOLDER NAME AND ADDRESS             PERCENTAGE OF FUND HELD
---------------------------------------------------------------------------------------------------------
                            Fleet National Bank Trst.                             8.02%
                            Hospital St. Raphael Malpractice
                            Attn: 1958875010
                            P.O. Box 92800
                            Rochester, NY 14692-8900
---------------------------------------------------------------------------------------------------------
                            Patterson & Co.                                      32.75%
                            P.O. Box 7829
                            Philadelphia, PA 19101-7829
---------------------------------------------------------------------------------------------------------
                            FTC & Co.                                             6.14%
                            Attn. Datalynx # House Acct.
                            P.O. Box 173736
                            Denver, CO  80217-3736
---------------------------------------------------------------------------------------------------------
                            Sema & Co.                                            5.14%
                            12 E. 49/th/ St. -  Fl. 41
                            New York, NY  10017-1028
---------------------------------------------------------------------------------------------------------
BEA U.S. CORE FIXED         The Northern Trust Company TTEE                      12.80%
 INCOME - INSTITUTIONAL     Uniroyal Holdings Bond Fund
                            c/o Uniroyal Holding Inc.
                            70 Great Hill Road
                            Naugatuck, CT 06770-2224
 ---------------------------------------------------------------------------------------------------------
                            Winifred Masterson Burke Foundation                   6.17%
                            785 Mamaroneck Ave.
                            White Plains, NY 10605-2593
---------------------------------------------------------------------------------------------------------
                            New England UFCW & Employers' Pension                11.86%
                            Fund Board of Trustees
                            161 Forbes Rd, Ste. 201
                            Braintree, MA 02184-2606
---------------------------------------------------------------------------------------------------------
BEA STRATEGIC GLOBAL        Sunkist Master Trust                                 52.73%
 FIXED INCOME FUND          14130 Riverside Dr.
                            Sherman Oaks, CA 91423-2392
 ---------------------------------------------------------------------------------------------------------
                            Patterson & Co.                                      37.70%
                            P.O. Box 7829
                            Philadelphia, PA 19101-7829
---------------------------------------------------------------------------------------------------------
                            State St. Bank & Trust TTEE                           5.48%
                            Fenway Holdings LLC Master Trust
                            P.O. Box 470
                            Boston, MA 02102-0470
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
        FUND NAME               SHAREHOLDER NAME AND ADDRESS            PERCENTAGE OF FUND HELD
---------------------------------------------------------------------------------------------------------
 BEA HIGH YIELD-            Carl F Besenbach                                     18.35%
 INSTITUTIONAL              Trst Michelin North America Inc.
                            Master Trust
                            P.O. Box 19001
                            Greenville, SC 29602-9001
---------------------------------------------------------------------------------------------------------
                            Southdown Inc. Pension Pl                             9.61%
                            Mac & Co A/C SDIF8575302
                            Mutual Fund Operations
                            P.O. Box 3l98
                            Pittsburgh, PA  15230-3198
---------------------------------------------------------------------------------------------------------
                            Edward J. Demske TTEE                                 5.54%
                            Miami University Foundation
                            202 Roudebush Hall
                            Oxford, OH 45056
---------------------------------------------------------------------------------------------------------
                            Fidelity Investments Institutional                   16.89%
                            Operations Co. Inc. as Agent for
                            Certain Employee Benefits Plan
                            100 Magellan Way #KWIC
                            Covington, KY 41015-1987
---------------------------------------------------------------------------------------------------------
                            MAC & CO A/C CSBF8605082                              5.18%
                            Mutual Fund Operations
                            P.O. Box 3198
                            Pittsburgh, PA 15230-3198
---------------------------------------------------------------------------------------------------------
BEA MUNI BOND -             Arnold Leon                                          12.59%
 INSTITUTIONAL              c/o Fiduciary Trust Company
                            P.O. Box 3199 Church Street Station
                            New York, NY 10008-3199
---------------------------------------------------------------------------------------------------------
                            William A. Marquard                                  36.03%
                            2199 Maysville Rd.
                            Carlisle, KY 40311-9716
---------------------------------------------------------------------------------------------------------
                            Leo Bogart                                            5.21%
                            135 Central Park West 9N
                            New York, NY 10023-2465
---------------------------------------------------------------------------------------------------------
                            Howard Isermann                                       8.86%
                            9 Tulane Dr.
                            Livingston, NJ 07039-6212
---------------------------------------------------------------------------------------------------------
BEA INT'L EQUITY ADVISOR    TRANSCORP                                             9.45%
                            FBO William E Burns
                            P.O. Box 6535
                            Englewood, CO  80155-6535
---------------------------------------------------------------------------------------------------------
                            Charles Schwab & Co.                                  8.53%
                            Special Custody Account for the
                            Exclusive Benefit of Customers
                            101 Montgomery Street
                            San Francisco, CA 94104-4122
---------------------------------------------------------------------------------------------------------
                            Bob & Co.                                            76.46%
                            P.O. Box 1809
                            Boston, MA 02105-1809
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
        FUND NAME                 SHAREHOLDER NAME AND ADDRESS          PERCENTAGE OF FUND HELD
--------------------------------------------------------------------------------------------------
BEA EMERGING MARKETS        SEMA & Co.                                            97.75%
EQUITY - ADVISOR            12E 49th St. Fl. 41
                            New York, NY 10017-1028
--------------------------------------------------------------------------------------------------
BEA GLOBAL TELE-            E. M. Warburg Pincus & Co. Inc.                       18.48%
COMMUNICATIONS -ADVISOR     Attn: Sandra Correale
                            466 Lexington Ave.
                            New York, NY 10017-3140
--------------------------------------------------------------------------------------------------
                            Charles Schwab & Co.                                  14.52%
                            Special Custody Account for the
                            Exclusive Benefit of Customers
                            101 Montgomery St.
                            San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------
                            William W. Priest                                      5.03%
                            2 E. 70/th/ St. #5
                            New York, NY  10021-4913
--------------------------------------------------------------------------------------------------
                            FTC & Co.                                             25.50%
                            Attn: DATALYNX #148
                            P.O. Box 173736
                            Denver, CO 80217-3736
--------------------------------------------------------------------------------------------------
BEA HIGH YIELD - ADVISOR    Charles Schwab & Co.                                  83.14%
                            Special Custody Account for the
                            Exclusive Benefit of Customers
                            101 Montgomery St.
                            San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------
                            Richard A. Wilson TTEE                                14.19%
                            E. Francis Wilson TTEE
                            The Wilson Family Trust
                            U/A 11/1/95
                            7612 March Ave.
                            West Hills, CA  91304-5232
--------------------------------------------------------------------------------------------------
CASH PRESERVATION MONEY     Jewish Family and Children's Agency of                47.10%
MARKET                      Phil Capital Campaign
                            Attn: S. Ramm
                            1610 Spruce Street
                            Philadelphia, PA 19103
--------------------------------------------------------------------------------------------------
                            Marian E. Kunz                                        12.60%
                            52 Weiss Ave.
                            Flourtown, PA 19031
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
        FUND NAME                 SHAREHOLDER NAME AND ADDRESS          PERCENTAGE OF FUND HELD
--------------------------------------------------------------------------------------------------
SAMSON STREET MONEY MARKET  Saxon and Co.                                         78.00%
                            FBO Paine Webber
                            A/C 32 32 400 4000038
                            P.O. Box 7780 1888
                            Phila., PA 19182
--------------------------------------------------------------------------------------------------
                            Wasner & Co. for Account of                           21.20%
                            Paine Webber and Managed Assets Sundry
                            Holdings
                            Attn: Joe Domizio
                            76 A 260 ABC 200 Stevens Drive
                            Lester, PA 19113
--------------------------------------------------------------------------------------------------
CASH PRESERVATION           Gary L. Lange                                         36.70%
MUNICIPAL MONEY MARKET      and Susan D. Lange
                            JT TEN
                            1354 Shady Knoll Ct.
                            Longwood, FL 32750
--------------------------------------------------------------------------------------------------
                            Andrew Diederich                                       6.70%
                            Doris Diederich
                            JT TEN
                            1003 Lindeman
                            Des Peres, MO 63131
--------------------------------------------------------------------------------------------------
                            Kenneth Farwell                                       12.10%
                            and Valerie Farwell
                            3854 Sullivan
                            St. Louis, MO 63107
--------------------------------------------------------------------------------------------------
                            Gwendolyn Haynes                                       5.40%
                            2757 Geyer
                            St. Louis, MO 63104
--------------------------------------------------------------------------------------------------
                            Emil R. Hunter and                                     7.60%
                            Mary J. Hunter JT TEN
                            428 W. Jefferson
                            Kirkwood, MO 63122
--------------------------------------------------------------------------------------------------
N/I MICRO CAP FUND          Charles Schwab & Co. Inc                              14.00%
                            Special Custody Account for the
                            Exclusive Benefit of Customers
                            Attn: Mutual Funds
                            101 Montgomery St.
                            San Francisco, CA 94104
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
        FUND NAME                 SHAREHOLDER NAME AND ADDRESS          PERCENTAGE OF FUND HELD
--------------------------------------------------------------------------------------------------
                            Janis Claflin, Bruce Fetzer and                        5.20%
                            Winston Franklin, Robert Lehman Trst
                            the John E. Fetzer Institute, Inc.
                            U/A DTD 06-1992
                            Attn: Christina Adams
                            9292 West KL Ave.
                            Kalamazoo, MI 49009
--------------------------------------------------------------------------------------------------
                            Public Inst. For Social Security                       7.30%
                            1001 19th St., N. 16/th/ Flr.
                            Arlington, VA 22209
--------------------------------------------------------------------------------------------------
                            Portland General Holdings Inc.                        16.60%
                            DTD 01/29/90
                            Attn: William J. Valach
                            121 S.W. Salmon St.
                            Portland, OR 97202
--------------------------------------------------------------------------------------------------
                            State Street Bank and Trust Company                    8.50%
                            FBO Yale Univ. Ret. Pln for Staff Emp
                            State Street Bank & Tr Co. Master Tr.
                            Div
                            Attn: Kevin Sutton
                            Solomon Williard Bldg. One Enterprise
                            Dr.
                            North Quincy, MA 02171
--------------------------------------------------------------------------------------------------
N/I GROWTH FUND             Charles Schwab & Co. Inc                              18.60%
                            Special Custody Account for the
                            Exclusive Benefit of Customers
                            Attn: Mutual Funds
                            101 Montgomery St.
                            San Francisco, CA 94104
--------------------------------------------------------------------------------------------------
                            Citibank North America Inc.                           20.60%
                            Trst Sargent & Lundy Retirement Trust
                            DTD 06/01/96
                            Mutual Fund Unit
                            Bld. B Floor 1 Zone 7
                            3800 Citibank Center Tampa
                            Tampa, FL 33610-9122
--------------------------------------------------------------------------------------------------
                            U.S. Equity Investment Portfolio LP                    6.20%
                            1001 N. US Hwy One Suite 800
                            Jupiter, FL 33477
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
        FUND NAME                 SHAREHOLDER NAME AND ADDRESS          PERCENTAGE OF FUND HELD
--------------------------------------------------------------------------------------------------
                            Union Bank of California                               5.20%
                            Trst Sunkist Growers-Match-Svgspln
                            Trst No. 610001154-03
                            Mutual Funds Dept. P.O. Box 109
                            San Diego, CA 92112
--------------------------------------------------------------------------------------------------
N/I GROWTH AND VALUE FUND   Charles Schwab & Co. Inc.                             21.80%
                            Special Custody Account for the
                            Exclusive Benefit of Customers
                            Attn: Mutual Funds
                            101 Montgomery St.
                            San Francisco, CA 94104
--------------------------------------------------------------------------------------------------
                            The John E. Fetzer Institute Inc.                      7.80%
                            Attn: Christina Adams
                            9292 W. KL Ave.
                            Kalamazoo, MI 49009
--------------------------------------------------------------------------------------------------
                            Bankers Trust Cust Pge-Enron Foundation                5.40%
                            Attn: Procy Fernandez
                            300 S. Grand Ave. 40/th/ Floor
                            Los Angeles, CA 90071
--------------------------------------------------------------------------------------------------
N/I LARGER CAP VALUE FUND   Charles Schwab & Co. Inc                              18.60%
                            Special Custody Account for the
                            Exclusive Benefit of Customers
                            Attn: Mutual Funds
                            101 Montgomery St.
                            San Francisco, CA 94104
--------------------------------------------------------------------------------------------------
                            Bank of America NT & SA                               17.90%
                            FBO Community Hospital Central Cal Pn Pl
                            A/C 10-35-155-2048506
                            Attn: Mutual Funds 38615
                            P.O. Box 513577
                            Los Angeles, CA 90051
--------------------------------------------------------------------------------------------------
                            The John E. Fetzer Institute, Inc.                    47.40%
                            Attn. Christina Adams
                            9292 W. KL Ave.
                            Kalamazoo, MI 49009
--------------------------------------------------------------------------------------------------
BOSTON PARTNERS LARGE CAP   Dr. Janice B. Yost                                    16.90%
FUND INST SHARES            Trst Mary Black Foundation Inc.
                            Bell Hill - 945 E. Main St.
                            Spartanburg, SC 29302
--------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
        FUND NAME           SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
-------------------------------------------------------------------------------------------------------
                            Saxon And Co.                                          6.20%
                            FBO UJF Equity Funds
                            AC 10-01-001-0578481
                            P.O. Box 7780-1888
                            Philadelphia, PA 19182
-------------------------------------------------------------------------------------------------------
                            Irving Fireman's Relief & Ret Fund                     7.60%
                            Attn: Edith Auston
                            825 W. Irving Blvd.
                            Irvin, TX 75060
-------------------------------------------------------------------------------------------------------
                            Wells Fargo Bank                                       6.80%
                            Trst Stoel Rives
                            Tr 008125
                            P.O. Box 9800
                            Calabasas, CA 91308
-------------------------------------------------------------------------------------------------------
                            James B. Beam                                          6.40%
                            Trst World Publishing Co Pft Shr Trust
                            P.O. Box 1511
                            Wenatchee, WA  98807
-------------------------------------------------------------------------------------------------------
                            Swanee Hunt and Charles Ansbacher                      8.20%
                            Trst The Swanee Hunt Family Fund
                            C/o Elizabeth  Alberti
                            168 Brattle St.
                            Cambridge, MA 02138
-------------------------------------------------------------------------------------------------------
                            Swanee Hunt and Charles Ansbacher                      6.30%
                            Trst The  Hunt Alternatives Fund
                            C/o Elizabeth  Alberti
                            168 Brattle St.
                            Cambridge, MA 02138
-------------------------------------------------------------------------------------------------------
                            Samuel Gary and Ronald Williams                        7.20%
                            And David Younggren
                            Trst Gary Tax Advantaged PRO+ PSP
                            370 17/th/ St. Suite 5300
                            Denver, CO 80202
-------------------------------------------------------------------------------------------------------
BOSTON PARTNERS LARGE CAP   National Financial Services Corp.                     17.60%
 FUND INVESTOR SHARES       For the Exclusive Bene of  Our Customers
                            Attn: Mutual Funds 5/th/ Floor
                            200 Liberty St I World Financial Center
                            New York, NY 10281
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
        FUND NAME                 SHAREHOLDER NAME AND ADDRESS          PERCENTAGE OF FUND HELD
-------------------------------------------------------------------------------------------------------
                            Charles Schwab & Co. Inc.                             74.50%
                            Special Custody Account for the Benefit
                            of Customers
                            Attn: Mutual Funds
                            101 Montgomery St.
                            San Francisco, CA 94104
-------------------------------------------------------------------------------------------------------
BOSTON PARTNERS MID CAP     Donaldson Lufkin & Jenrette                           11.50%
 VALUE FUND INST. SHARES    Securities Corporation
                            Attn: Mutual Funds
                            P.O. Box 2052
                            Jersey City, NJ 07303
-------------------------------------------------------------------------------------------------------
                            North American Trst. Co.                               5.80%
                            FBO Cooley Godward
                            P.O. Box 84419
                            San Diego, CA 92138
-------------------------------------------------------------------------------------------------------
                            John Carroll University                                6.70%
                            20700 N. Park Blvd.
                            University Heights, OH 44118
-------------------------------------------------------------------------------------------------------
                            MAC & CO.                                              9.50%
                            A/C BPHF 3006002
                            Mutual Funds Operations
                            P.O. Box 3198
                            Pittsburgh, PA 15230-3198
-------------------------------------------------------------------------------------------------------
                            ISTCO                                                  6.80%
                            P.O. Box 523
                            Belleville, IL 62222-0523
-------------------------------------------------------------------------------------------------------
                            Coastal Insurance Enterprises Inc.                     8.70%
                            Attn: Chris Baldwin
                            P.O. Box 240429
                            Montgomery AL 36124
-------------------------------------------------------------------------------------------------------
                            Healthcare Workers Compensation Fund                   6.00%
                            Attn: Chris Baldwin
                            P.O. Box 240429
                            Montgomery AL 36124
-------------------------------------------------------------------------------------------------------
BOSTON PARTNERS MID CAP     National Financial Svcs Corp. for                     12.50%
 VALUE FUND INV SHARES      Exclusive Bene of Our Customers Sal
                            Vella
                            200 Liberty St.
                            New York, NY 10281
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
        FUND NAME                 SHAREHOLDER NAME AND ADDRESS          PERCENTAGE OF FUND HELD
-------------------------------------------------------------------------------------------------------
                            Charles Schwab & Co. Inc.                             46.00%
                            Special Custody Account for Benefit of
                            Customers
                            Attn: Mutual Funds
                            101 Montgomery St.
                            San Francisco, CA 94104
-------------------------------------------------------------------------------------------------------
                            George B. Smithy, Jr                                   5.20%
                            38 Greenwood Rd.
                            Wellesley, MA 02181
-------------------------------------------------------------------------------------------------------
                            Jupiter & Co.                                          6.00%
                            c/o Investors Bank
                            P.O. Box 9130 FPG 90
                            Boston, MA 02010
-------------------------------------------------------------------------------------------------------
BOSTON PARTNERS BOND FUND   Boston Partners Asset Mgmt LP                         35.10%
 INSTITUTIONAL SHARES       One Financial Center 43/rd/ Fl.
                            Boston, MA 02111
 ------------------------------------------------------------------------------------------------------
                            Chiles Foundation                                     16.70%
                            111 S.W. Fifth Ave.
                            4010 US Bancorp Tower
                            Portland, OR 97204
-------------------------------------------------------------------------------------------------------
                            The Roman Catholic Diocese of                         39.10%
                            Raleigh, NC
                            General Endowment
                            715 Nazareth St.
                            Raleigh, NC 27606
-------------------------------------------------------------------------------------------------------
                            The Roman Catholic Diocese of                          9.00%
                            Raleigh, NC
                            Clergy Trust
                            715 Nazareth St.
                            Raleigh, NC 27606
-------------------------------------------------------------------------------------------------------
BOSTON PARTNERS BOND FUND   Charles Schwab & Co. Inc                              77.00%
 INVESTOR SHARES            Special Custody Account for Benefit of
                            Customers
                            Attn: Mutual Funds
                            101 Montgomery St.
                            San Francisco, CA 94104
-------------------------------------------------------------------------------------------------------
                            Donaldson Lufkin & Jenrette                            5.10%
                            Securities Corporation
                            Attn:  Mutual Funds
                            P.O. Box 2052
                            Jersey City, NJ 07303
-------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
        FUND NAME             SHAREHOLDER NAME AND ADDRESS            PERCENTAGE OF FUND HELD
---------------------------------------------------------------------------------------------------------------
                            Stephen W. Hamilton                                  15.30%
                            17 Lakeside Ln
                            N. Barrington, IL 60010
---------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS             Desmond J. Heathwood                                  6.80%
 MICRO CAP VALUE            41 Chestnut St.
 FUND- INSTITUTIONAL        Boston, MA 02108
 SHARES
---------------------------------------------------------------------------------------------------------------
                            Boston Partners Asset Management LP                  67.70%
                            One Financial Center
                            43/rd/ Floor
                            Boston, MA 02111
---------------------------------------------------------------------------------------------------------------
                            Wayne Archambo                                        6.80%
                            42 DeLopa Circle
                            Westwood, MA 02090
---------------------------------------------------------------------------------------------------------------
                            David M. Dabora                                       6.80%
                            11 White Plains Ct.
                            San Anselmo, CA 94960
---------------------------------------------------------------------------------------------------------------
BOSTON PARTNERS             National Financial Services Corp.                    34.90%
 MICRO CAPVALUE             For the Exclusive Bene of our Customers
 FUND- INVESTOR             Attn. Mutual Funds 5/th/ Floor
SHARES                      200 Liberty St.
                            1 World Financial Center
                            New York, NY 10281
---------------------------------------------------------------------------------------------------------------
                            Scott J. Harrington                                  62.10%
                            54 Torino Ct.
                            Danville, CA 94526
---------------------------------------------------------------------------------------------------------------


          As of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

          BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. BIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

          BIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with RBB without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for RBB. If such were to occur, it is expected that the Board of Directors would recommend that RBB enter into new agreements or would consider the possible termination of RBB. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in RBB's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

          SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

                                  APPENDIX A
                                  ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

CORPORATE LONG-TERM DEBT RATINGS
--------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

                                    PART C

                               OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements:

     Not Applicable

(b)  Exhibits:                                                                                   SEE NOTE #
                                                                                                 ----------
     (1)   (a)  Articles of Incorporation of Registrant.                                                 1

           (b)  Articles Supplementary of Registrant.                                                    1

           (c)  Articles of Amendment to Articles of Incorporation of Registrant.                        2

           (d)  Articles Supplementary of Registrant.                                                    2

           (e)  Articles Supplementary of Registrant.                                                    5

           (f)  Articles Supplementary of Registrant.                                                    6

           (g)  Articles Supplementary of Registrant.                                                    9

           (h)  Articles Supplementary of Registrant.                                                   10

           (i)  Articles Supplementary of Registrant.                                                   14

           (j)  Articles Supplementary of Registrant.                                                   14

           (k)  Articles Supplementary of Registrant.                                                   19

           (l)  Articles Supplementary of Registrant.                                                   19

           (m)  Articles Supplementary of Registrant.                                                   19

           (n)  Articles Supplementary of Registrant.                                                   19

           (o)  Articles Supplementary of Registrant.                                                   20

           (p)  Articles Supplementary of Registrant.                                                   23

           (q)  Articles Supplementary of Registrant.                                                   25

           (r)  Articles Supplementary of Registrant.                                                   27

           (s)  Articles of Amendment to Charter of the Registrant.                                     28

           (t)  Articles Supplementary of Registrant.                                                   28

           (u)  Articles Supplementary of Registrant.                                                   37

           (v)  Form of Articles Supplementary relating to the Boston Partners                          37
                Market Neutral Fund (Institutional and Investor Classes) and
                Boston Partners Long-Short Equity Fund (Institutional and Investor
                Classes).

           (w)  Form of Articles Supplementary relating to the n/i  Small                               38
                Cap Value Fund.

     (2)   (a)  By-Laws, as amended.                                                                    28

(b)  Exhibits:                                                                                      SEE NOTE #
                                                                                                    ----------
     (3)   None.

     (4)   (a)  See Articles VI, VII, VIII, IX and XI of Registrant's Articles of                        1
                Incorporation dated February 17, 1988.

           (b)  See Articles II, III, VI, XIII, and XIV of Registrant's By-Laws as amended              23
                through April 26, 1996.

     (5)   (a)  Investment Advisory Agreement (Money Market) between Registrant and                      3
                Provident Institutional Management Corporation, dated as of August 16, 1988.

           (b)  Sub-Advisory Agreement (Money Market) between Provident Institutional                    3
                Management Corporation and Provident National Bank, dated as of August 16, 1988.

           (c)  Investment Advisory Agreement (Tax-Free Money Market) between Registrant                 3
                and Provident Institutional Management Corporation, dated as of August 16,1988.

           (d)  Sub-Advisory Agreement (Tax-Free Money Market) between Provident                         3
                Institutional Management Corporation and Provident National Bank, dated as of
                August 16, 1988.

           (e)  Investment Advisory Agreement (Government Obligations Money  Market) between             3
                Registrant and Provident Institutional Management Corporation, dated as of August 16,
                1988.

           (f)  Sub-Advisory Agreement (Government Obligations Money Market) between                     3
                Provident Institutional Management Corporation  and Provident National Bank, dated as of August 16, 1988.

           (g)  Investment Advisory Agreement (Government Securities) between Registrant and             8
                Provident Institutional Management Corporation dated as of April 8, 1991.

           (h)  Investment Advisory Agreement (New York Municipal Money Market) between                  9
                Registrant and Provident Institutional Management Corporation dated November 5, 1991.

           (i)  Investment Advisory Agreement (Tax-Free Money Market) between Registrant and            10
                Provident Institutional Management Corporation dated April 21, 1992.

           (j)  Investment Advisory Agreement (BEA International Equity Portfolio) between              11
                Registrant and BEA Associates.

           (k)  Investment Advisory Agreement (BEA Strategic Fixed Income Portfolio) between            11
                Registrant and BEA Associates.

           (l)  Investment Advisory Agreement (BEA Emerging Markets Equity Portfolio) between           11
                Registrant and BEA Associates.

(b)  Exhibits:                                                                                      SEE NOTE #
                                                                                                    ----------
           (m)  Investment Advisory Agreement (BEA U.S. Core Equity Portfolio) between Registrant       15
                 and BEA Associates, dated as of October 27, 1993.

           (n)  Investment Advisory Agreement (BEA U.S. Core Fixed Income Portfolio) between            15
                Registrant and BEA Associates, dated as of October 27, 1993.

           (o)  Investment Advisory Agreement (BEA Global Fixed Income Portfolio) between               15
                Registrant and BEA Associates, dated as of October 27, 1993.

           (p)  Investment Advisory Agreement (BEA Municipal Bond Fund Portfolio) between               15
                Registrant and BEA Associates, dated as of October 27, 1993.

           (q)  Investment Advisory Agreement (BEA Balanced) between Registrant and BEA                 16
                Associates.

           (r)  Investment Advisory Agreement (BEA Short Duration Portfolio) between Registrant         16
                and BEA Associates.

           (s)  Investment Advisory Agreement (n/i Micro Cap Fund) between Registrant and               23
                Numeric Investors, L.P.

           (t)  Investment Advisory Agreement (n/i Growth Fund) between Registrant and                  23
                Numeric Investors, L.P.

           (u)  Investment Advisory Agreement (n/i Growth & Value Fund) between Registrant              23
                and Numeric Investors, L.P.

           (v)  Investment Advisory Agreement (BEA Global Telecommunications Portfolio) between         24
                Registrant and BEA Associates.

           (w)  Investment Advisory Agreement (Boston Partners Large Cap Value Fund) between            26
                Registrant and Boston Partners Asset Management, L.P.

           (x)  Investment Advisory Agreement (Boston Partners Mid Cap Value Fund) between              28
                Registrant and Boston Partners Asset Management, L.P.

           (y)  Investment Advisory Agreement (n/i Larger Cap Value Fund) between Registrant            31
                and Numeric Investors, L.P. dated December 1, 1997.

           (z)  Investment Advisory Agreement (Boston Partners Bond Fund) between Registrant            31
                and Boston Partners Asset Management, L.P. dated December 1, 1997.

           (aa) Form of Investment Advisory Agreement (Schneider Capital Management Value               32
                Fund) between Registrant and Schneider Capital Management Company.

           (bb) Form of Investment Advisory Agreement (BEA Long-Short Market Neutral Fund) between      33
                Registrant and BEA Associates.

           (cc) Form of Investment Advisory Agreement (BEA Long-Short Equity Fund) between              33
                Registrant and BEA Associates.

(b)  Exhibits:                                                                                      SEE NOTE #
                                                                                                    ----------
           (dd) Form of Investment Advisory Agreement (Boston Partners Micro Cap Value Fund)            34
                between Registrant and Boston Partners Asset Management, L.P.

           (ee) Form of Investment Advisory Agreement (BEA Select Economic Value Equity Fund)           35
                between Registrant and BEA Associates.

           (ff) Form of Investment Advisory Agreement (Boston Partners Market                           37
                Neutral Fund) between Registrant and Boston Partners Asset Management, L.P.

           (gg) Form of Investment Advisory Agreement (Boston Partners Long-                            37
                Short Equity Fund) between Registrant and Boston Partners Asset Management, L.P.

           (hh) Form of Investment Advisory Agreement (n/i Small Cap Value                              38
                Fund) between Registrant and Numeric Investors, L.P.

     (6)   (a)  Distribution Agreement between Registrant and Provident                                 36
                Distributors, Inc. dated as of May 29, 1998.

           (b)  Form of Distribution Agreement Supplement between  Registrant                           37
                and Provident Distributors, Inc. (Boston Partners Market Neutral
                Fund - Institutional Class).

           (c)  Form of Distribution Agreement Supplement between Registrant                            37
                and Provident Distributors, Inc. (Boston  Partners Market Neutral
                Fund - Investor Class).

           (d)  Form of Distribution Agreement Supplement between Registrant                            37
                and Provident Distributors, Inc. (Boston  Partners Long-Short
                Equity Fund - Institutional Class).

           (e)  Form of Distribution Agreement Supplement between Registrant                            37
                and Provident Distributors, Inc. (Boston  Partners Long-Short
                Equity Fund - Investor Class).

           (f)  Form of Distribution Agreement Supplement between Registrant                            38
                and Provident Distributors, Inc. (n/i Small Cap Value Fund).

     (7)        Fund Office Retirement Profit-Sharing and Trust Agreement, dated as of October          29
                24, 1990, as amended.

     (8)   (a)  Custodian Agreement between Registrant and Provident National Bank dated                 3
                as of August 16, 1988.

(b)  Exhibits:                                                                                      SEE NOTE #
                                                                                                    ----------
           (b)  Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the Registrant            10
                and Provident National Bank, dated as of July  13, 1992, relating to custody of
                Registrant's foreign securities.

           (c)  Amendment No. 1 to Custodian Agreement dated August 16, 1988.                            9

           (d)  Agreement between Brown Brothers Harriman & Co. and Registrant on behalf of             10
                BEA International Equity Portfolio, dated September 18, 1992.

          (e)   Agreement between Brown Brothers Harriman & Co. and Registrant on behalf of             10
                BEA Strategic Fixed Income Portfolio, dated September 18, 1992.

          (f)   Agreement between Brown Brothers Harriman & Co. and Registrant on behalf of             10
                BEA Emerging Markets Equity Portfolio, dated September 18, 1992.

          (g)   Agreement between Brown Brothers Harriman & Co. and Registrant on behalf of             15
                BEA Emerging Markets Equity, BEA International Equity, BEA Strategic Fixed Income
                and BEA Global Fixed Income Portfolios, dated as of November 29, 1993.

          (h)   Agreement between Brown Brothers Harriman & Co. and Registrant on behalf of             15
                BEA U.S. Core Equity and BEA U.S. Core  Fixed Income Portfolios dated as of
                November 29, 1993.

          (i)   Custodian Contract between Registrant and State Street Bank and Trust Company.          18

          (j)   Custody Agreement between Registrant and Custodial Trust Company on behalf              23
                of n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund Portfolios of the
                Registrant.

          (k)   Custodian Agreement Supplement Between Registrant and PNC Bank, National                26
                Association dated October 16, 1996.

           (l)  Custodian Agreement Supplement between Registrant and Brown Brothers Harriman &         27
                Co. on behalf of the BEA Municipal Bond Fund.

           (m)  Custodian Agreement Supplement between Registrant and PNC Bank, National                28
                Association, on behalf of the Boston Partners Mid Cap Value Fund.

           (n)  Custody Agreement between Registrant and Custodial Trust Company on behalf              31
                of the n/i Larger Cap Value Fund.

           (o)  Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf          31
                of the Boston Partners Bond Fund.

           (p)  Form of Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on         32
                behalf of the Schneider Capital Management Value Fund.

           (q)  Form of Custodian Agreement between Registrant and Custodial Trust Company on           33
                behalf of the BEA Long-Short Market Neutral and the BEA Long-Short Equity Funds.

           (r)  Form of Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on         34
                behalf of the Boston Partners Micro Cap Value Fund.

(b)  Exhibits:                                                                                      SEE NOTE #
                                                                                                    ----------
          (s)   Form of Custodian Agreement Supplement between Registrant and Brown Brothers            35
                Harriman & Co. on behalf of the BEA Select Economic Value Equity Fund.

          (t)   Form of Custodian Agreement Supplement between Registrant and Brown Brothers            36
                Harriman & Co. on behalf of the BEA U.S. Core Equity Fund Advisor Class.

          (u)   Form of Custodian Agreement Supplement between Registrant and PNC Bank,                 37
                N.A. on behalf of Boston Partners Market Neutral Fund.

          (v)   Form of Custodian Agreement Supplement between Registrant and PNC Bank,                 37
                N.A. on behalf of Boston Partners Long-Short Equity Fund.

          (w)   Form of Custodian Agreement Supplement between Registrant and Custodial                 38
                Trust Company on behalf of n/i Small Cap Value Fund.

     (9)  (a)   Transfer Agency Agreement (Sansom Street) between Registrant and                         3
                Provident Financial Processing Corporation, dated as of August 16, 1988.

          (b)   Transfer Agency Agreement (Cash Preservation) between Registrant and                     3
                Provident Financial Processing Corporation, dated as of August 16, 1988.

          (c)   Shareholder Servicing Agreement (Sansom Street Money Market).                            3

          (d)   Shareholder Servicing Agreement (Sansom Street Tax-Free Money Market).                   3

          (e)   Shareholder Servicing Agreement (Sansom Street Government Obligations Money Market).     3

          (f)   Shareholder Services Plan (Sansom Street Money Market).                                  3

          (g)   Shareholder Services Plan (Sansom Street Tax-Free Money Market).                         3

          (h)   Shareholder Services Plan (Sansom Street Government Obligations Money Market).           3

          (i)   Transfer Agency Agreement (Bedford) between Registrant and Provident Financial           3
                Processing Corporation, dated as of August 16, 1988.

          (j)   Administration and Accounting Services Agreement between Registrant and Provident        8
                Financial Processing Corporation, relating to Government Securities Portfolio, dated as of April 10, 1991.

          (k)   Administration and Accounting Services Agreement between Registrant and Provident        9
                Financial Processing Corporation, relating to New York Municipal Money Market
                Portfolio dated as of November 5, 1991.

(b)  Exhibits:                                                                                 SEE NOTE #
                                                                                               ----------
          (l)    Administration and Accounting Services Agreement between
                 Registrant and Provident Financial Processing Corporation                          10
                 (BEA International Equity) dated September 18, 1992.

          (m)    Administration and Accounting Services Agreement between
                 Registrant and Provident Financial Processing Corporation                          10
                 (BEA Strategic Fixed Income) dated September 18, 1992.

          (n)    Administration and Accounting Services Agreement between
                 Registrant and Provident Financial Processing Corporation                          10
                 (BEA Emerging Markets Equity) dated September 18, 1992.

          (o)    Transfer Agency Agreement and Supplements (Bradford, Alpha (now
                 known as Janney), Beta, Gamma, Delta, Epsilon, Zeta, Eta and                        9
                 Theta) between Registrant and Provident Financial Processing
                 Corporation dated as of November 5, 1991.

          (p)    Transfer Agency Agreement Supplement (BEA) between Registrant
                 and Provident Financial Processing Corporation dated as of                         10
                 September 19, 1992.

          (q)    Administration and Accounting Services Agreement between
                 Registrant and Provident Financial Processing Corporation,                         10
                 relating to Tax-Free Money Market Portfolio, dated as of April
                 21, 1992.

          (r)    Transfer Agency Agreement Supplement (BEA U.S. Core Equity, BEA
                 U.S. Core Fixed Income, BEA Global Fixed Income and BEA                            15
                 Municipal Bond Fund Portfolios) between Registrant and PFPC
                 Inc. dated as October 27, 1993.

          (s)    Administration and Accounting Services Agreement between
                 Registrant and PFPC Inc. relating to BEA U.S. Core Equity                          15
                 Portfolio dated as of October 27, 1993.


          (t)    Administration and Accounting Services Agreement between
                 Registrant and PFPC Inc. (BEA U.S. Core Fixed Income Portfolio)                    15
                 dated October 27, 1993.

          (u)    Administration and Accounting Services Agreement between
                 Registrant and PFPC Inc. (International Fixed Income                               15
                 Portfolio) dated October 27, 1993.

          (v)    Administration and Accounting Services Agreement between
                 Registrant and PFPC Inc. (Municipal Bond Fund Portfolio)                           15
                 dated October 27, 1993.

          (w)    Transfer Agency Agreement Supplement (BEA Balanced and Short
                 Duration Portfolios)  between Registrant and PFPC Inc. dated                       18
                 October 26, 1994.

          (x)    Administration and Accounting Services Agreement between
                 Registrant and PFPC Inc.  (BEA Balanced Portfolio) dated                           18
                 October 26, 1994.

          (y)    Administration and Accounting Services Agreement between
                 Registrant and PFPC Inc.  (BEA Short Duration Portfolio)                           18
                 dated October 26, 1994.

(b)  Exhibits:                                                                                 SEE NOTE #
                                                                                               ----------
          (z)    Transfer Agency and Service Agreement between Registrant and
                 State Street Bank and Trust Company and PFPC, Inc. dated                           21
                 February 1, 1995.

          (aa)   Supplement to Transfer Agency and Service Agreement between
                 Registrant, State Street Bank and Trust Company, Inc. and PFPC                     21
                 dated April 10, 1995.

          (bb)   Amended and Restated Credit Agreement dated December 15, 1994.                     22

          (cc)   Transfer Agency Agreement Supplement (n/i Micro Cap Fund, n/i
                 Growth Fund and n/i Growth & Value Fund) between Registrant and                    23
                 PFPC, Inc. dated April 14, 1996.

          (dd)   Administration and Accounting Services Agreement between
                 Registrant and PFPC, Inc. (n/i Micro Cap Fund) dated April 24,                     23
                 1996.

          (ee)   Administration and Accounting Services Agreement between
                 Registrant and PFPC, Inc. (n/i Growth Fund) dated April 24,                        23
                 1996.

          (ff)   Administration and Accounting Services Agreement between
                 Registrant and PFPC, Inc. (n/i Growth & Value Fund) dated April                    23
                 24, 1996.

          (gg)   Administration and Accounting Services Agreement between
                 Registrant and PFPC, Inc. (BEA Global Telecommunications                           24
                 Portfolio).

          (hh)   Co-Administration Agreement between Registrant Investor and BEA                    24
                 Associates (BEA International Equity Investor Portfolio).

          (ii)   Co-Administration Agreement between Registrant and BEA                             24
                 Associates (BEA International Equity Advisor Portfolio).

          (jj)   Co-Administration Agreement between Registrant and BEA                             24
                 Associates (BEA Emerging Markets Equity Investor Portfolio).

          (kk)   Co-Administration Agreement between Registrant and BEA                             24
                 Associates (BEA Emerging Markets Equity Advisor Portfolio).

          (ll)   Co-Administration Agreement between Registrant and BEA                             24
                 Associates (BEA High Yield Investor Portfolio).

          (mm)   Co-Administration Agreement between Registrant and BEA                             24
                 Associates (BEA High Yield Advisor Portfolio).

          (nn)   Co-Administration Agreement between Registrant and BEA                             24
                 Associates (BEA Global Telecommunications Investor Portfolio).

          (oo)   Co-Administration Agreement between Registrant and BEA                             24
                 Associates (BEA Global Telecommunications Advisor Portfolio).

          (pp)   Transfer Agreement and Service Agreement between Registrant and                    24
                 State Street Bank and Trust Company.

(b)  Exhibits:                                                                                 SEE NOTE #
                                                                                               ----------
          (qq)    Administration and Accounting Services Agreement between the                      27
                  Registrant and PFPC Inc. dated October 16, 1996 (Boston
                  Partners Large Cap Value Fund).

          (rr)    Transfer Agency Agreement Supplement between Registrant and                       26
                  PFPC Inc. (Boston Partners Large Cap Value Fund, Institutional
                  Class).

          (ss)    Transfer Agency Agreement Supplement between Registrant and                       26
                  PFPC Inc. (Boston Partners Large Cap Value Fund, Investor
                  Class).

          (tt)    Transfer Agency Agreement Supplement between Registrant and                       26
                  PFPC Inc. (Boston Partners Large Cap Value Fund, Advisor
                  Class).

          (uu)    Transfer Agency Agreement Supplement between Registrant and                       28
                  PFPC Inc., (Boston Partners Mid Cap Value Fund, Institutional
                  Class).

          (vv)    Transfer Agency Agreement Supplement between Registrant and                       28
                  PFPC Inc., (Boston Partners Mid Cap Value Fund, Investor
                  Class).

          (ww)    Administration and Accounting Services Agreement between                          28
                  Registrant and PFPC Inc. dated, May 30, 1997 (Boston Partners
                  Mid Cap Value Fund).

          (xx)    Transfer Agency Agreement Supplement (n/i Larger Cap Value                        31
                  Fund) between Registrant and PFPC, Inc. dated December 1,
                  1997.

          (yy)    Administration and Accounting Services Agreement between                          31
                  Registrant and PFPC, Inc. dated December 1, 1997 (n/i Larger
                  Cap Value Fund).

          (zz)    Co-Administration Agreement between Registrant and Bear                           31
                  Stearns Funds Management, Inc. dated December 1, 1997 (n/i
                  Larger Cap Value Fund).

          (aaa)   Transfer Agency Agreement Supplement between Registrant and                       31
                  PFPC, Inc. dated December 1, 1997 (Boston Partners Bond Fund,
                  Institutional Class).

          (bbb)   Transfer Agency Agreement Supplement between Registrant and                       31
                  PFPC, Inc. dated December 1, 1997 (Boston Partners Bond Fund,
                  Investor Class).

          (ccc)   Administration and Accounting Services Agreement between                          31
                  Registrant and PFPC, Inc. dated December 1, 1997 (Boston
                  Partners Bond Fund).

          (ddd)   Form of Administration and Accounting Services Agreement                          32
                  between Registrant and PFPC Inc. (Schneider Capital Management
                  Value Fund).

          (eee)   Form of Transfer Agency Agreement Supplement between                              32
                  Registrant and PFPC Inc. (Schneider Capital Management Value
                  Fund).

(b)  Exhibits:                                                                                 SEE NOTE #
                                                                                               ----------
          (fff)    Form of Administration and Accounting Services Agreement                          33
                   between Registrant and PFPC Inc. (BEA Long-Short Market
                   Neutral Fund).

          (ggg)    Form of Administration and Accounting Services Agreement                          33
                   between Registrant and PFPC Inc. (BEA Long-Short Equity
                   Fund).

          (hhh)    Form of Co-Administration Agreement between Registrant and                        33
                   BEA Associates (BEA Long-Short Market Neutral Fund).

          (iii)    Form of Co-Administration Agreement between Registrant and                        33
                   BEA Associates (BEA Long-Short Equity Fund).

          (jjj)    Form of Transfer Agency Agreement Supplement between                              33
                   Registrant and State Street Bank & Trust Company (BEA Long-
                   Short Market Neutral Fund Institutional Class).

          (kkk)    Form of Transfer Agency Agreement Supplement between                              33
                   Registrant and State Street Bank & Trust Company (BEA Long-
                   Short Market Neutral Fund Advisor Class).

          (lll)    Form of Transfer Agency Agreement Supplement between                              33
                   Registrant and State Street Bank & Trust Company (BEA Long-
                   Short Equity Fund Institutional Class).

          (mmm)    Form of Transfer Agency Agreement Supplement between                              33
                   Registrant and State Street Bank & Trust Company (BEA Long-
                   Short Equity Fund Advisor Class).

          (nnn)    Form of Transfer Agency Agreement Supplement between                              34
                   Registrant and PFPC, Inc.(Boston Partners Micro Cap Value
                   Fund, Institutional Class).

          (ooo)    Form of Transfer Agency Agreement Supplement between                              34
                   Registrant and PFPC, Inc. (Boston Partners Micro Cap Value
                   Fund, Investor Class).

          (ppp)    Form of Administration and Accounting Services Agreement                          34
                   between Registrant and PFPC, Inc. (Boston Partners Micro
                   Cap Value Fund).

          (qqq)    Form of Transfer Agency Agreement Supplement between                              35
                   Registrant and State Street Bank and Trust Company (BEA
                   Select Economic Value Equity Fund Institutional Class).

          (rrr)    Form of Transfer Agency Agreement Supplement between                              35
                   Registrant and State Street Bank and Trust Company (BEA
                   Select Economic Value Equity Fund Advisor Class).

          (sss)    Form of Administrative and Accounting Services Agreement                          35
                   between Registrant and PFPC, Inc. (BEA Select Economic Value
                   Equity Fund).

          (ttt)    Form of Co-Administrative Agreement between Registrant and                        35
                   BEA Associates (BEA Select Economic Value Equity Fund Advisor
                   Class).

(b)  Exhibits:                                                                                 SEE NOTE #
                                                                                               ----------
          (uuu)    Form of Transfer Agency Agreement Supplement between                              36
                   Registrant and State Street Bank and Trust Company (BEA U.S.
                   Core Equity Fund Advisor Class).

          (vvv)    Form of Co-Administration Agreement between Registrant and                        36
                   BEA Associates (BEA U.S. Core Equity Fund Advisor Class).

          (www)    Administrative Services Agreement between Registrant and                          36
                   Provident Distributors, Inc. dated as of May 29, 1998 and
                   relating to the n/i funds, Schneider Small Cap Value Fund, and Institutional Shares of the Boston Partners and BEA
                   Funds.

          (xxx)    Form of Administrative Services Agreement Supplement between                      37
                   Registrant and Provident Distributors, Inc. relating to the
                   Boston Partners Market Neutral Fund (Institutional Class).

          (yyy)    Form of Administrative Services Agreement Supplement between                      37
                   Registrant and Provident Distributors, Inc. relating to the
                   Boston Partners Long-Short Equity Fund (Institutional Class).

          (zzz)    Form of Administrative and Accounting Services Agreement                          37
                   between Registrant and PFPC, Inc. (Boston Partners Market
                   Neutral Fund - Institutional and Investor Classes).

          (aaaa)   Form of Administrative and Accounting Services Agreement                          37
                   between Registrant and PFPC, Inc. (Boston Partners Long-Short
                   Equity Fund - Institutional and Investor Classes).

          (bbbb)   Form of Transfer Agency Agreement Supplement between                              37
                   Registrant and PFPC, Inc. (Boston Partners Market Neutral
                   Fund -Institutional and Investor Classes).

          (cccc)   Form of Transfer Agency Agreement Supplement between                              37
                   Registrant and PFPC, Inc. (Boston Partners Long-Short Equity
                   Fund- Institutional and Investor Classes).

          (dddd)   Form of Transfer Agency Agreement Supplement between                              38
                   Registrant and PFPC, Inc. (n/i Small Cap Value Fund).

          (eeee)   Form of Administration and Accounting Services Agreement                          38
                   between Registrant and PFPC, Inc. (n/i Small Cap Value Fund).

          (ffff)   Form of Co-Administration Agreement between Registrant and                        38
                   Bear Stearns Funds Management, Inc. (n/i Small Cap Value
                   Fund).

          (gggg)   Form of Administrative Services Agreement between Registrant                      38
                   and Provident Distributors, Inc. (n/i Small Cap Value Fund).

     (10)          Opinion of Drinker Biddle & Reath LLP as to validity of shares issued.            38

     (11)           (a)    Not applicable.

                    (b)    Consent of Drinker Biddle & Reath LLP                                     38

(b)  Exhibits:                                                                                 SEE NOTE #
                                                                                               ----------
     (12)        None.

     (13)  (a)   Subscription Agreement (relating to Classes A through N).                            2

           (b)   Subscription Agreement between Registrant and Planco Financial                       7
                 Services, Inc., relating to Classes O and P.

           (c)   Subscription Agreement between Registrant and Planco Financial                       7
                 Services, Inc., relating to Class Q.

           (d)   Subscription Agreement between Registrant and Counsellors                            9
                 Securities Inc. relating to Classes R, S, and Alpha 1 through
                 Theta 4.

           (e)   Subscription Agreement between Registrant and Counsellors                            10
                 Securities Inc. relating to Classes T, U and V.

           (f)   Subscription Agreement between Registrant and Counsellor's                           18
                 Securities Inc. relating to Classes BB and CC.

           (g)   Purchase Agreement between Registrant and Numeric Investors,                         23
                 L.P. relating to Class GG (n/i Growth Fund).

           (i)   Purchase Agreement between Registrant and Numeric Investors,                         23
                 L.P. relating to Class HH (n/i Growth & Value Fund).

           (j)   Subscription Agreement between Registrant and Counsellors                            24
                 Securities, Inc. relating to Classes II through PP.

           (k)   Purchase Agreement between Registrant and Boston Partners Asset                      27
                 Management, L.P. relating to Classes QQ, RR and SS (Boston
                 Partners Large Cap Value Fund).

           (l)   Purchase Agreement between Registrant and Boston Partners Asset                      28
                 Management, L.P. relating to Classes TT and UU (Boston Partners
                 Mid Cap Value Fund).

           (m)   Purchase Agreement between Registrant and Boston Partners Asset                      31
                 Management L.P.relating to Classes VV and WW (Boston Partners
                 Bond Fund).

           (n)   Purchase Agreement between Registrant and Numeric Investors,                         31
                 L.P. relating to Class XX (n/i Larger Cap Value Fund).

           (o)   Form of Purchase Agreement between Registrant and BEA                                33
                 Associates relating to Classes ZZ and AAA (BEA Long-Short
                 Market Neutral Fund).

           (p)   Form of Purchase Agreement between Registrant and BEA                                33
                 Associates relating to Classes BBB and CCC (BEA Long-Short
                 Equity Fund).

(b)  Exhibits:                                                                                 SEE NOTE #
                                                                                               ----------
          (q)    Form of Purchase Agreement between Registrant and Boston                           34
                 Partners Asset Management, L.P. relating to Classes DDD and EEE
                 (Boston Partners Micro Cap Value Fund).

          (r)    Form of Purchase Agreement between Registrant and BEA                              35
                 Associates relating to Classes FFF and GGG (BEA Select Economic
                 Value Equity Fund).

          (s)    Form of Purchase Agreement between Registrant and BEA                              36
                 Associates relating to Class HHH (BEA U.S. Core Equity Fund).

          (t)    Form of Purchase Agreement between Registrant and Boston                           37
                 Partners relating to Classes III and JJJ (Boston Partners
                 Market Neutral Fund).

          (u)    Form of Purchase Agreement between Registrant and Boston                           37
                 Partners relating to Classes KKK and LLL (Boston Partners Long-
                 Short Equity Fund).

          (v)    Form of Purchase Agreement between Registrant and Provident                        38
                 Distributors, Inc. relating to Class MMM (n/i Small Cap Value
                 Fund).

     (14)        None.

     (15) (a)    Plan of Distribution (Sansom Street Money Market).                                 3

          (b)    Plan of Distribution (Sansom Street Tax-Free Money Market).                        3

          (c)    Plan of Distribution (Sansom Street Government Obligations                         3
                 Money Market).

          (d)    Plan of Distribution (Cash Preservation Money).                                    3

          (e)    Plan of Distribution (Cash Preservation Tax-Free Money Market).                    3

          (f)    Plan of Distribution (Bedford Money Market).                                       3

          (g)    Plan of Distribution (Bedford Tax-Free Money Market).                              3

          (h)    Plan of Distribution (Bedford Government Obligations Money                         3
                 Market).

          (i)    Plan of Distribution (Income Opportunities High Yield).                            7

          (j)    Amendment No. 1 to Plans of Distribution (Classes A through Q).                    8

          (k)    Plan of Distribution (Alpha (now known as Janney) Money                            9
                 Market).

          (l)    Plan of Distribution (Alpha (now known as Janney) Tax-Free                         9
                 Money Market (now known as the Municipal Money Market)).

          (m)    Plan of Distribution (Alpha (now known as Janney) Government                       9
                 Obligations Money Market).

          (n)    Plan of Distribution (Alpha (now known as Janney) New York                         9
                 Municipal Money Market).

(b)       Exhibits                                                                                    SEE NOTE #
                                                                                                      ----------
                  (o)     Plan of Distribution (Beta Money Market).                                         9

                  (p)     Plan of Distribution (Beta Tax-Free Money Market).                                9

                  (q)     Plan of Distribution (Beta Government Obligations Money Market).                  9

                  (r)     Plan of Distribution (Beta New York Money Market).                                9

                  (s)     Plan of Distribution (Gamma Money Market).                                        9

                  (t)     Plan of Distribution (Gamma Tax-Free Money Market).                               9

                  (u)     Plan of Distribution (Gamma Government Obligations Money Market).                 9

                  (v)     Plan of Distribution (Gamma New York Municipal Money Market).                     9

                  (w)     Plan of Distribution (Delta Money Market).                                        9

                  (x)     Plan of Distribution (Delta Tax-Free Money Market).                               9

                  (y)     Plan of Distribution (Delta Government Obligations Money Market).                 9

                  (z)     Plan of Distribution (Delta New York Municipal Money Market).                     9

                  (aa)    Plan of Distribution (Epsilon Money Market).                                      9

                  (bb)    Plan of Distribution (Epsilon Tax-Free Money Market).                             9

                  (cc)    Plan of Distribution (Epsilon Government Municipal Money Market).                 9

                  (dd)    Plan of Distribution (Epsilon New York Municipal Money Market).                   9

                  (ee)    Plan of Distribution (Zeta Money Market).                                         9

                  (ff)    Plan of Distribution (Zeta Tax-Free Money Market).                                9

                  (gg)    Plan of Distribution (Zeta Government Obligations Money Market).                  9

                  (hh)    Plan of Distribution (Zeta New York Municipal Money Market).                      9

                  (ii)    Plan of Distribution (Eta Money Market).                                          9

                  (jj)    Plan of Distribution (Eta Tax-Free Money Market).                                 9

                  (kk)    Plan of Distribution (Eta Government Obligations Money Market).                   9

                  (ll)    Plan at Distribution (Eta New York Municipal Money Market).                       9

                  (mm)    Plan of Distribution (Theta Money Market).                                        9

                  (nn)    Plan of Distribution (Theta Tax-Free Money Market).                               9

                  (oo)    Plan of Distribution (Theta Government Obligations Money Market).                 9

                  (pp)    Plan of Distribution (Theta New York Municipal Money Market).                     9

                  (qq)    Plan of Distribution (BEA International Equity Investor).                         24

                  (rr)    Plan of Distribution (BEA International Equity Advisor).                          24

                  (ss)    Plan of Distribution (BEA Emerging Markets Equity Investor).                      24

                  (tt)    Plan of Distribution (BEA Emerging Markets Equity Advisor).                       24

(b)       Exhibits                                                                                                       SEE NOTE #
                                                                                                                         ----------

                  (uu)     Plan of Distribution (BEA High Yield Investor).                                                   24
                  (vv)     Plan of Distribution (BEA High Yield Advisor).                                                    24
                  (ww)     Plan of Distribution (BEA Global Telecommunications Investor).                                    24
                  (xx)     Plan of Distribution (BEA Global Telecommunications Advisor).                                     24
                  (yy)     Plan of Distribution (Boston Partners Large Cap Value Fund Institutional Class).                  26
                  (zz)     Plan of Distribution (Boston Partners Large Cap Value Fund Investor Class).                       27
                  (aaa)    Plan of Distribution (Boston Partners Large Cap Value Fund Advisor Class).                        27
                  (bbb)    Plan of Distribution (Boston Partners Mid Cap Value Fund Investor Class).                         27
                  (ccc)    Plan of Distribution (Boston Partners Mid Cap Value Fund Institutional Class).                    27
                  (ddd)    Plan of Distribution (Boston Partners Bond Fund Institutional Class).                             31
                  (eee)    Plan of Distribution (Boston Partners Bond Fund Investor Class).                                  31
                  (fff)    Form of Plan of Distribution Pursuant to Rule 12b-1 (BEA Long-                                    33
                           Short Equity Fund Advisor Class).
                  (ggg)    Form of Plan of Distribution Pursuant to Rule  12b-1 (BEA Long-                                   33
                           Short Market Neutral Fund Advisor Class).
                  (hhh)    Form of Plan of Distribution (Boston Partners Micro Cap Value                                     34
                           Fund Institutional Class).
                  (iii)    Form of Plan of Distribution (Boston Partners Micro Cap Value                                     34
                           Fund Investor Class).
                  (jjj)    Form of Plan of Distribution pursuant to Rule 12b-1 (BEA Select                                   35
                           Economic Value Equity Fund Advisor Class).
                  (kkk)    Form of Plan of Distribution pursuant to Rule 12b-1 (BEA U.S.                                     36
                           Core Equity Fund Advisor Class).
                  (lll)    Amendment to Plans of Distribution pursuant to Rule 12b-1.                                        37
                  (mmm)    Form of Plan of Distribution pursuant to Rule 12b-1 (Boston                                       37
                           Partners Market Neutral Fund - Investor Class).
                  (nnn)    Form of Plan of Distribution pursuant to Rule 12b-1 (Boston                                       37
                           Partners Long-Short Equity Fund - Investor Class).


          (16)    (a)      Schedule for Computation of Performance Quotations for the                                        29
                           Money Market and Boston Partners Portfolios.
                  (b)      Schedule for Computation of Performance Quotations for the BEA Portfolios.                        30

(b)       Exhibits                                                                                                       SEE NOTE #
                                                                                                                         ----------

                  (c)      Schedule for Computation of Performance Quotations for the n/i Portfolios.                        31

          (17)     Not applicable.

          (18)     Form of Amended 18F-3 Plan.                                                                              37

NOTE #
------

1 Incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988.

2 Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988.

3 Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989.

4 Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990.

6 Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990.

7 Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

8 Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991.

9 Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992.

10 Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992.

11 Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement (No. 33-20827) filed on December 16, 1992.

12 Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement (No. 33-20827) filed on June 21, 1993.

13 Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement (No. 33-20827) filed on July 27, 1993.

14 Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993.

15 Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement (No. 33-20827) filed on December 21, 1993.

16 Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement (No. 33-20827) filed on October 14, 1994.

17 Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement (No. 33-20827) filed on October 21, 1994.

18 Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994.

19 Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed an December 19, 1994.

20 Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

21 Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

22 Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

23 Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

24 Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed July 30, 1996.

25 Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

26 Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

27 Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

28 Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (33-20827) filed on September 25, 1997.

29 Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement (33-20827) filed on December 1, 1997.

30 Incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement (33-20827) filed on December 8, 1997.

31 Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (33-20827) filed on December 8, 1997.

32 Incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant's Registration Statement (33-20827) filed on January 23, 1998.

33 Incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement (33-20827) filed on April 10, 1998.

34 Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement (33-20827) filed on April 17, 1998.

35 Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant's Registration Statement (33-20827) filed on April 28, 1998.

36 Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement (33-20827) filed on June 25, 1998.

37 Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant's Registration Statement (33-20827) filed on August 25, 1998.

38       A copy of such Exhibit is filed Electronically herewith.


Item 25.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

               None.

Item 26.       NUMBER OF HOLDERS OF SECURITIES

               The following information is given as of July 30, 1998.

TITLE OF CLASS OF COMMON STOCK                                                     NUMBER OF RECORD HOLDERS
------------------------------                                                     ------------------------
a)       Cash Preservation Money Market                                                           39
b)       Cash Preservation Municipal Money Market                                                 52
c)       Sansom Street Money Market                                                                3
d)       Sansom Street Municipal Money Market                                                      0
e)       Sansom Street Government Obligations Money Market                                         0
f)       Bedford Money Market                                                                  82527
g)       RBB Government Securities                                                               479
h)       Bedford Municipal Money Market                                                         4922
i)       Bedford Government Obligations Money Market                                            7901
j)       BEA International Equity - Institutional Class                                          428
k)       BEA International Equity - Investor Class                                                 0
l)       BEA International Equity - Advisor Class                                                 17
m)       BEA High Yield - Institutional Class                                                     85
n)       BEA High Yield - Investor Class                                                           0
o)       BEA High Yield - Advisor Class                                                           12
p)       BEA Emerging Markets Equity - Institutional Class                                        28
q)       BEA Emerging Markets Equity - Investor Class                                              0
r)       BEA Emerging Markets Equity - Advisor Class                                               9
s)       BEA U.S. Core Equity - Institutional Class                                               70
t)       BEA U.S. Core Equity - Advisor Class                                                      0
u)       BEA U.S. Core Fixed Income                                                               81

v)       BEA Strategic Global Fixed Income                                                   17
w)       BEA Municipal Bond Fund                                                             37
x)       BEA Short Duration                                                                   0
y)       BEA Balanced                                                                         0
z)       BEA Global Telecommunications - Investor Class                                       0
aa)      BEA Global Telecommunications - Advisor Class                                       39
bb)      BEA Long-Short Market Neutral - Institutional Class                                  0
cc)      BEA Long-Short Market Neutral - Advisor Class                                        0
dd)      BEA Long-Short Equity - Institutional Class                                          0
ee)      BEA Long-Short Equity - Advisor Class                                                0
ff)      BEA Select Economic Value Equity - Institutional Class                               0
gg)      BEA Select Economic Value Equity - Advisor Class                                     0
hh)      Janney Montgomery Scott
         Money Market                                                                    106501
ii)      Janney Montgomery Scott
         Municipal Money Market                                                            4346
jj)      Janney Montgomery Scott
         Government Obligations Money Market                                              33579
kk)      Janney Montgomery Scott
         New York Municipal Money Market                                                   1409
ll)      ni Micro Cap                                                                      3394
mm)      ni Growth                                                                         3239
nn)      ni Growth & Value                                                                 6411
oo)      ni Larger Cap Value                                                                655
pp)      Boston Partners Large Cap Value Fund - Institutional
         Class                                                                               43
qq)      Boston Partners Large Cap Value Fund - Investor Class                               41
rr)      Boston Partners Large Cap Value Fund - Advisor Class                                 0
ss)      Boston Partners Mid Cap Value Fund - Investor Class                                 53
tt)      Boston Partners Mid Cap Value Fund - Institutional Class                            74
uu)      Boston Partners Premium Bond - Institutional Class                                   7
vv)      Boston Partners Premium Bond - Investor Class                                        5
ww)      Boston Partners Micro Cap Value - Institutional Class                               19
xx)      Boston Partners Micro Cap Value - Investor Class                                     4

Item 27.  INDEMNIFICATION

         Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits 1(a) and 1(c), provide as follows:

                  Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                  Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

                  Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information as to any other business, profession, vocation or employment of substantial nature in which any directors and officers of BIMC, BEA, Numeric, Boston Partners and Schneider Capital Management are, or at any time during the past two (2) years have been, engaged for their own accounts or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of BIMC's FORM ADV (File No. 801-13304) filed on February 23, 1998, Schedules B and D of BEA Form ADV (File No. 801-37170) filed on March 31, 1998, Schedules B and D of Numeric's FORM ADV (File No. 801-35649) filed on March 26, 1998, Schedules of Boston Partners' FORM ADV (File No. 801-49059) filed on March 31, 1998, and Schedules B and D of Schneider Capital Management's FORM ADV (File No. 801-55439) filed on April 25, 1998, respectively.

         There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of PNC Bank, National Association (successor by merger to Provident National Bank) ("PNC Bank"), is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                        PNC BANK, NATIONAL ASSOCIATION
                                   DIRECTORS

POSITION WITH         NAME                         OTHER BUSINESS CONNECTIONS                     TYPE OF BUSINESS
PNC BANK              ----                         --------------------------                     ----------------
--------
Director              Paul W. Chellgren            Chairman and Chief Executive Officer           Energy Company
                                                   Ashland Inc.
                                                   P.O. 391
                                                   Ashland, KY 41114

Director              Robert N. Clay               President and Chief Executive Officer          Investments
                                                   Clay Holding Company
                                                   Three Chimneys Farm
                                                   Versailles. KY 40383

Director              George A. Davidson, Jr.      Chairman and Chief Executive Officer           Public Utility Holding Company
                                                   Consolidated Natural Gas Company
                                                   CNG Tower, 625 Liberty Avenue
                                                   Pittsburgh, PA 15222-3199

Director              David F. Girard-diCarlo      Managing Partner                               Law Firm
                                                   Blank Rome Comisky & McCauley LLP
                                                   One Logan Square
                                                   Philadelphia, PA 19103-6998

Director              Walter Emmor Gregg, Jr.      One PNC Plaza, P1-POPP-30-1                    Diversified Financial Services
                                                   249 Fifth Street
                                                   Pittsburgh, PA 15222-2707

Director              William R. Johnson           President and Chief Executive Officer          Food Products Company
                                                   H.J. Heinz Company
                                                   600 Grant Street
                                                   Pittsburgh, PA 15219-2857

Director              Bruce C. Lindsey             Chairman and Managing Director                 Advisory Company
                                                   Brind-Lindsey & Co.
                                                   1520 Locust Street, Suite 1100
                                                   Philadelphia, PA 19102

Director              W. Craig McClelland          Chairman and Chief Executive Officer           Paper Manufacturing and Land
                                                   Union Camp Corporation                         Resources
                                                   1600 Valley Road
                                                   Wayne, NJ 07470

Director              Thomas Henry O'Brien         Chairman and Chief Executive Officer           Diversified Financial Services
                                                   PNC Bank Corp.
                                                   One PNC Plaza, 249 Fifth Avenue
                                                   Pittsburgh, PA 15222-2707

POSITION WITH                       NAME                     OTHER BUSINESS CONNECTIONS                 TYPE OF BUSINESS
PNC BANK                  -------------------------  ------------------------------------------  ------------------------------
------------------------
Director                  Jane G. Pepper             President                                   Nonprofit Horticultural
                                                     Pennsylvania Horticultural Society          Membership Organization
                                                     100 N. 20/th/ Street -5/th/ Floor
                                                     Philadelphia, PA 19103-1495

Director                  Jackson H. Randolph        Chairman                                    Public Utility Holding Company
                                                     Cinergy Corp.
                                                     221 East Fourth Street, Suite 3004
                                                     Cincinnati, OH 45202

Director                  James Edward Rohr          President & Chief Operating Officer         Diversified Financial Services
                                                     PNC Bank N.A.
                                                     One PNC Plaza- 30/th/ Floor
                                                     Pittsburgh PA 15265

Director                  Roderic H. Ross            Chairman and Chief Executive Officer        Insurance Company
                                                     Keystone State Life Insurance Co.
                                                     1401 Walnut Street, 10/th/ Floor
                                                     Philadelphia, PA 19102-3122

Director                  Richard P. Simmons         Chairman, President & CEO                   Specialty Metals and
                                                     Allegheny Teledyne Incorporated             Diversified Business
                                                     1000 Six PPG Place
                                                     Pittsburgh, PA 15222-5479

Director                  Thomas J. Usher            Chairman and Chief Executive Officer        Energy, Steel and Diversified
                                                     USX Corporation                             Business
                                                     600 Grant Street - Room 6170
                                                     Pittsburgh, PA 15219-4776

Director                  Milton A. Washington       President and Chief Executive Officer       Housing Rehabilitation and
                                                     AHRCO                                       Construction
                                                     5604 Baum Boulevard
                                                     Pittsburgh, PA 15206


                          PNC BANK, NATIONAL ASSOCIATION
                                     OFFICERS

David A. Alois                     Senior Vice President

James C. Altman                    Senior Vice President

Edward V. Arbaugh, III             Senior Vice President

Robert Jones Arnold                Senior Vice President

James N. Atteberry                 Senior Vice President

Lila M. Bachelier                  Senior Vice President

                          PNC BANK, NATIONAL ASSOCIATION
                                     OFFICERS

James C. Baker                     Senior Vice President

James R. Bartholomew               Senior Vice President

Peter R. Begg                      Senior Vice President

Constance A. Bentzen               Senior Vice President

Donald G. Berdine                  Senior Vice President

Ben Berzin, Jr.                    Senior Vice President

James H. Best                      Senior Vice President

Paul A. Best                       Senior Vice President

Michael J. Beyer                   Senior Vice President

R. Bruce Bickel                    Senior Vice President

Ronald R. Blankenbuehler           Senior Vice President

Ronald L. Bovill                   Senior Vice President

George Brikis                      Executive Vice President

Dennis P. Brenckle                 President, Central PA Market

Michael Brundage                   Senior Vice President

Donna L. Burge                     Senior Vice President

Jane Wilson Burks                  Senior Vice President

Douglas H. Burr                    Senior Vice President

David D. Burrow                    Senior Vice President

James P. Burzotta                  Senior Vice President

Anthony J. Cacciatore              Senior Vice President

William J. Calpin                  Senior Vice President

Craig T. Campbell                  Senior Vice President

William L. Campbell                Senior Vice President

J. Richard Carnall                 Executive Vice President

Donald R. Carroll                  Senior Vice President

Edward V. Caruso                   Executive Vice President

                          PNC BANK, NATIONAL ASSOCIATION
                                     OFFICERS


Kevin J. Cecil                Senior Vice President

Rhonda S. Chatzkel            Senior Vice President

Chaomei Chen                  Senior Vice President

Sandra Chickeletti            Assistant Secretary

Thomas P. Ciak                Assistant Secretary

Joseph A. Clark               Senior Vice President

Peter K. Classen              President, Northeast PA Market

Andra D. Cochran              Senior Vice President

Sharon G. Coghlan             Coordinating Market Chief Counsel- Philadelphia

William Harvey Coggin         Senior Vice President

John F. Colligan              Senior Vice President

James P. Conley               Senior Vice President

C. David Cook                 Senior Vice President

Robert F. Crouse              Senior Vice President

Peter M. Crowley              Senior Vice President

Keith P. Crytzer              Senior Vice President

Terry D'Amore                 Senior Vice President

John J. Daggett               Senior Vice President

Peter J. Danchak              Senior Vice President

Douglas D. Danforth, Jr.      Executive Vice President

Helen A. DePrisco             Executive Vice President

Richard Devore                Senior Vice President

James N. Devries              Senior Vice President

Anuj Dhanda                   Senior Vice President

Victor M. DiBattista          Chief Regional Counsel

Frank H. Dilenschneider       Senior Vice President

                          PNC BANK, NATIONAL ASSOCIATION
                                     OFFICERS

Thomas C. Dilworth            Senior Vice President

Alfred J. DiMatties           Senior Vice President

Daniel P. Dunn                Senior Vice President

Robert D. Edwards             Senior Vice President

Tawana L. Edwards             Senior Vice President

David J. Egan                 Senior Vice President

Richard M. Ellis              Senior Vice President

Orlando C. Esposito           Senior Vice President

Lynn Fox Evans                Senior Vice President & Controller

William E. Fallon             Senior Vice President

James M. Ferguson, III        Senior Vice President

Charles J. Ferrero            Senior Vice President

John Fox                      Executive Vice President

Frederick C. Frank, III       Executive Vice President

William J. Friel              Executive Vice President

Brian K. Garlock              Senior Vice President

Leigh Gerstenberger           Senior Vice President

Donald W. Giffin, Jr.         Senior Vice President

James G. Graham               Executive Vice President

Craig Davidson Grant          Senior Vice President

Barbara J. Griec              Senior Vice President

Frederick J. Gronbacher       Executive Vice President, National Consumer Bank

Thomas M. Groneman            Senior Vice President

Thomas Grundman               Senior Vice President

Joseph C. Guyaux              Executive Vice President, Regional Community Bank

Neil F. Hall                  Executive Vice President

John C. Haller                President, Ohio Market

                          PNC BANK, NATIONAL ASSOCIATION
                                     OFFICERS



Michael J. Hannon             Executive Vice President

Michael N. Harreld            President, Kentucky Market

Michael J. Harrington         Senior Vice President

Maurice H. Hartigan, II       Executive Vice President

G. Thomas Hewes               Senior Vice President

Susan G. Holt                 Senior Vice President

Sylvan M. Holzer              President, Pittsburgh Market

William D. Hummel             Senior Vice President

Wayne P. Hunley               Senior Vice President

John M. Infield               Senior Vice President

Philip C. Jackson             Senior Vice President

Lawrence W. Jacobs            Senior Vice President

Robert Greg Jenkins           Senior Vice President

William J. Johns              Chief Financial Officer

Craig M. Johnson              Senior Vice President, Comptroller

Eric C. Johnson               Senior Vice President

William R. Johnson            Audit Director

Robert D. Kane, Jr.           Senior Vice President

Jack Kelly                    Senior Vice President

Michael D.Kelsey              Chief Compliance Counsel

Geoffrey R. Kimmel            Senior Vice President

Randall C. King               Senior Vice President

James M. Kinsman, Jr.         Senior Vice President

Christopher M. Knoll          Senior Vice President

William Kosis                 Executive Vice President

Richard C. Krauss             Senior Vice President

                          PNC BANK, NATIONAL ASSOCIATION
                                     OFFICERS

Frank R. Krepp                Senior Vice President & Chief Credit
                              Policy Officer

Thomas F. Lamb                Senior Vice President

Kenneth P. Leckey             Senior Vice President & Cashier

Marilyn R. Levins             Senior Vice President

Carl J. Lisman                Executive Vice President

Richard J. Lovett             Senior Vice President

Stephen F. Lugarich           Senior Vice President

Brian S. MacConnell           Senior Vice President

Jane E. Madio                 Senior Vice President

Linda R. Manfredonia          Senior Vice President

Nicholas M. Marsini, Jr.      Senior Vice President

John A. Martin                Senior Vice President

David O. Matthews             Senior Vice President

Dennis McChesney              Executive Vice President

Walter B. McClellan           Senior Vice President

James F. McGowan              Senior Vice President

Timothy McInerney             Senior Vice President

Charlotte B. McLaughlin       Senior Vice President

Kim D. McNeil                 Senior Vice President

Charles R. McNutt             Senior Vice President

James W. Meighen              Executive Vice President

James C. Mendelson            Senior Vice President

Theodore Lang Merhoff         Senior Vice President

Darryl Metzger                Senior Vice President

Scott C. Meves                Senior Vice President

Ralph S. Michael, III         Executive Vice President, Corporate Banking

                          PNC BANK, NATIONAL ASSOCIATION
                                     OFFICERS

James P. Mikula               Senior Vice President

Robert J. Miller, Jr.         Senior Vice President

Melanie Millican              Senior Vice President

Robert G. Mills               Assistant Secretary

J. William Mills, III         Senior Vice President

Francine Miltenberger         Senior Vice President

Chester A. Misbach            Senior Vice President

Barbara A. Misner             Senior Vice President

D. Bryant Mitchell, II        Executive Vice President

Michael D. Moll               Senior Vice President

Christopher N. Moravec        Senior Vice President

Marlene D. Mosco              President, Northwest PA Market

Peter F. Moylan               Senior Vice President

Ronald J. Murphy              Executive Vice President

Saiyid T. Naqvi               Executive Vice President

Michael B. Nelson             Executive Vice President

Jill V. Niedweske             Senior Vice President

Thomas J. Nist                Senior Vice President

John L. Noelcke               Senior Vice President

Thomas H. O'Brien             Chairman and CEO

Cynthia G. Osofsky            Senior Vice President

Thomas E. Paisley, III        Senior Vice President, Corporate Credit Policy

Samuel R. Patterson           Senior Vice President and Controller

Daniel J. Pavlick             Senior Vice President

David M. Payne                Senior Vice President

John Pendergrass              Senior Vice President

W. David Pendl                Senior Vice President

                          PNC BANK, NATIONAL ASSOCIATION
                                     OFFICERS

Stephen D. Penn               Senior Vice President

John J. Peters                Senior Vice President

David A. Pioch                Senior Vice President

Frank Pomor                   Senior Vice President

Helen P. Pudlin               Senior Vice President, and General Counsel

Wayne Pulliam                 Senior Vice President

Arthur F. Radman, III         Senior Vice President

Gordon L. Ragan               Senior Vice President

Edward E. Randall             Senior Vice President

Robert Q. Reilly              Senior Vice President

Jesse S. Reinhardt            Senior Vice President

Ronald J. Retzler             Senior Vice President

Richard C. Rhoades            Senior Vice President

Charles M. Rhodes, Jr.        Senior Vice President

C. Joseph Richardson          Senior Vice President

Rodger L. Rickenbrode         Senior Vice President

Bryan W. Ridley               Senior Vice President

Bruce E. Robbins              Executive Vice President, Secured Lending

W. Alton Roberts              Senior Vice President

James E. Rohr                 President and Chief Operating Officer

James C. Rooks                Senior Vice President

Peter M. Ross                 Senior Vice President

Suzanne C. Ross               Senior Vice President

Gerhard Royer                 Senior Vice President

Robert T. Saltarelli          Senior Vice President

Robert V. Sammartino          Senior Vice President

                          PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS

William Sayre, Jr.            Senior Vice President

Stephen C. Schatterman        Senior Vice President

Jeffrey W. Schmidt            Senior Vice President

Peter H. Schryver             Senior Vice President

Richard A. Seymour            Senior Vice President

Timothy G. Shack              Executive Vice President, Chief Information
                              Officer

Douglas E. Shaffer            Senior Vice President

Donald Shauger                Senior Vice President

Bruce Shipley                 Senior Vice President

Alfred A. Silva               Executive Vice President

George R. Simon               Senior Vice President

J. Max Smith                  Senior Vice President

Richard L. Smoot              President and CEO of PNC Bank, Philadelphia/S.
                              Jersey Region

Timothy N. Smyth              Senior Vice President

Richard R. Soeder             Senior Vice President

Darcel H. Steber              Senior Vice President

Melvin A. Steele              Senior Vice President

Richard Stegemeier            Senior Vice President

Ted K. Stirgwolt              Senior Vice President

Connie Bond Stuart            Senior Vice President

Lon E. Susak                  Senior Vice President

Stephen L. Swanson            Executive Vice President

Ronald L. Tassone             Senior Vice President

Frank A. Taucher              Senior Vice President

John T. Taylor                Senior Vice President

Peter W. Thompson             Senior Vice President

Jane B. Tompkins              Senior Vice President

                          PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS

Alex T. Topping               Senior Vice President

Kevin M. Tucker               Senior Vice President

William H. Turner             President, Northern New Jersey Market

William Thomps Tyrrell        Senior Vice President

Alan P. Vail                  Senior Vice President

Michael B. Vairin             Senior Vice President

Ellen G. Vander Horst         Executive Vice President

Ronald H. Vicari              Senior Vice President

Patrick M. Wallace            Senior Vice President

Bruce E. Walton               Executive Vice President

Annette M. Ward-Kredel        Senior Vice President

Robert S. Warth               Senior Vice President

Leonard A. Watkins            Senior Vice President

Frances A. Wilkinson          Assistant Secretary

Mark F. Wheeler               Senior Vice President

Thomas K. Whitford            Executive Vice President, Private Bank

George Whitmer                Senior Vice President

Gary G. Wilson                Senior Vice President

Nancy B. Wolcott              Executive Vice President

Arlene M. Yocum               Senior Vice President

Carole Yon                    Senior Vice President

George L. Ziminski, Jr.       Senior Vice President


(1)  PNC Bank, National Association, 120 S. 17th Street, Philadelphia, PA 19103
                         1600 Market Street, Philadelphia, PA  19103
                         17th and Chestnut Streets, Philadelphia, PA 19103

(2)  PNC National Bank, 103 Bellevue Parkway, Wilmington, DE  19809.

(3)  PFPC Inc., 103 Bellevue Parkway, Wilmington, DE  19809.

(4)  PNC Service Corp, 103 Bellevue Parkway, Wilmington, DE  19809.

(5) Provident Capital Management, Inc., 30 S. 17th Street, Suite 1500, Philadelphia, PA 19103.

(6)  PNC Investment Corp., Broad and Chestnut Street, Philadelphia, PA  19101.

(7) Provident Realty Management, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.

(8)  Provident Realty, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.

(9)  PNC Bancorp, Inc., 222 Delaware Avenue, Wilmington, DE  19810

(10) PNC New Jersey Credit Corp, 1415 Route 70 East, Suite 604, Cherry Hill, NJ 08034.

(11) PNC Trust Company of New York, 40 Broad Street, New York, NY  10084.

(12) Provcor Properties, Inc., Broad and Chestnut Streets, Philadelphia, PA
     19101.

(13) PNC Credit Corp, 103 Bellevue Parkway, Wilmington, DE  19809.

(14) PNC Bank Corp., 5th Avenue and Wood Streets, Pittsburgh, PA  15265.

(15) PNC Bank, New Jersey, National Association, Woodland Falls Corporate Park, 210 Lake Drive East, Cherry Hill, NJ 08002.

(16) PNC Capital Corp, 5th Avenue and Woods Streets, Pittsburgh, PA  15265.

(17) PNC Holding Corp, 222 Delaware Avenue, P.O. Box 791, Wilmington, DE  19899.

(18) PNC Venture Corp, 5th Avenue and Woods Streets, Pittsburgh, PA  15265.

(19) PNC Bank, Delaware, 300 Delaware Avenue, Wilmington, DE  19801.

(20) Bank of Delaware Corp., 300 Delaware Avenue, Wilmington, DE  19801.

(21) Del-Vest, Inc., 300 Delaware Avenue, Wilmington, DE  19801.

(22) Marand Corp., 222 Delaware Avenue, Wilmington, DE  19801.

(23) Millsboro Insurance Agency, 300 Delaware Avenue, Wilmington, DE  19801.

(24) Roney-Richards, Inc., 300 Delaware Avenue, Wilmington, DE  19801.


     Item 29.  PRINCIPAL UNDERWRITER

               (a) Provident Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

                         Pacific Horizon Funds, Inc.
                         Time Horizon Funds
                         World Horizon Funds, Inc.
                         Pacific Innovations Trust

          International Dollar Reserve Fund I, Ltd.
          Municipal Fund for Temporary Investment
          Municipal Fund for New York  Investors, Inc.
          Municipal Fund for California Investors, Inc.
          Temporary Investment Fund, Inc.
          Trust for Federal Securities

          Columbia Common Stock Fund, Inc.
          Columbia Growth Fund, Inc.
          Columbia International Stock Fund, Inc.
          Columbia Special Fund, Inc.
          Columbia Small Cap Fund, Inc.
          Columbia Real Estate Equity Fund, Inc.
          Columbia Balanced Fund, Inc.
          Columbia Daily Income Company
          Columbia U.S. Government Securities Fund, Inc.
          Columbia Fixed Income Securities Fund, Inc.
          Columbia Municipal Bond Fund, Inc.
          Columbia High Yield Fund, Inc.

          The BlackRock Funds, Inc. (Distributed by BlackRock Distributors , Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

          The OffitBank Investment Fund, Inc.
          The OffitBank Variable Insurance Fund, Inc.
          CVO Greater China Fund, Inc. (Distributed by Offit Funds Distributors, Inc. a wholly owned subsidiary of Provident Distributors, Inc.


          The Brazos Mutual Funds

          Kiewit Mutual Fund

          Kalmar Pooled Investment Trust


          (b) The information required by this item 29(b) is incorporated by reference to Form BD (SEC File No. 8-46564) filed by the Distributor with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          (1) PNC Bank, National Association (successor by merger to Provident National Bank), 1600 Market Street, Philadelphia, PA 19103 (records relating to its functions as sub-adviser and custodian).

          (2) Provident Distributors, Inc., Four Falls Corporate Center, 6/th/ Floor, West Conshohocken, PA 19428 (records relating to its functions as distributor).

          (3) Blackrock Institutional Management Corporation, Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

          (4) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

          (5) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

          (6)  BEA Associates, Tower 49, 12 East 49/th/ Street, New
               York, NY 10017 (records relating to its function as investment adviser).

          (7) Numeric Investors, L.P., 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

          (8) Boston Partners Asset Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

          (9) Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

Item 31.    MANAGEMENT SERVICES

               None.

Item 32.    UNDERTAKINGS


               (a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

               (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 59 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on the 15th day of September, 1998.


                         THE RBB FUND, INC.


                         By:   /s/ Edward J. Roach
                               -------------------
                               Edward J. Roach
                               President and Treasurer

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


    SIGNATURE                 TITLE                                          DATE

/s/ Edward J. Roach          President (Principal Executive                  September 15, 1998
-------------------          Officer) and Treasurer (Principal
Edward J. Roach              Financial and Accounting Officer)

*/s/Donald van Roden         Director                                        September 15, 1998
--------------------
Donald van Roden

*/s/Francis J. McKay         Director                                        September 15, 1998
--------------------
Francis J. McKay

*/s/Marvin E. Sternberg      Director                                        September 15, 1998
-----------------------
Marvin E. Sternberg

*/s/Julian A. Brodsky        Director                                        September 15, 1998
---------------------
Julian A. Brodsky

*/s/Arnold M. Reichman       Director                                        September 15, 1998
----------------------
Arnold M. Reichman

*/s/Robert Sablowsky         Director                                        September 15, 1998
--------------------
Robert Sablowsky

By: /s/ Edward J. Roach                                                      September 15, 1998
    -------------------
      Edward J. Roach
      Attorney-in-Fact

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


          Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:  April 23, 1997


/s/ Marvin E. Sternberg
---------------------------
     Marvin E. Sternberg

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


          Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:  April 23, 1997


/s/ Arnold Reichman
---------------------------
     Arnold Reichman

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


          Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:  April 23, 1997


/s/ Francis J. McKay
---------------------------
     Francis J. McKay

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


          Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:  April 23, 1997


/s/ Julian Brodsky
---------------------------
     Julian Brodsky

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


          Know All Men by These Presents, that the undersigned, Donald van Roden, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:  April 23, 1997


/s/ Robert Sablowsky
----------------------------
     Robert Sablowsky

                              THE RBB FUND, INC.

                                 EXHIBIT INDEX
                                 -------------

     Exhibits
     --------

     1(w)      Form of Articles Supplementary.

     5(hh) Form of Investment Advisory Agreement (n/i Small Cap Value Fund) between Registrant and Numeric Investors, L.P.

     6(f) Form of Distribution Agreement Supplement (Class MMM) between Registrant and Provident Distributors, Inc.

     8(w) Form of Custody Agreement between Registrant and Custodial Trust Company on behalf of the n/i Small Cap Value Fund.

     9(dddd) Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (n/i Small Cap Value Fund).

     9(eeee) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. (n/i Small Cap Value Fund).

     9(ffff) Form of Co-Administration Agreement between Registrant and Bear Stearns Funds Management, Inc. (n/i Small Cap Value Fund).

     9(gggg) Form of Administrative Services Agreement between Registrant and Provident Distributors, Inc. (n/i Small Cap Value Fund).

     10(a) Opinion of Drinker Biddle & Reath LLP as to validity of shares issued.

     11(b)     Consent of Drinker Biddle & Reath LLP.

     13(v) Form of Purchase Agreement between Registrant and Provident Distributors, Inc. relating to Class MMM (n/i Small Cap Value
               Fund).